UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08004

AMG Funds IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2018                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 22.4%
Lions Gate Entertainment Corp., Class B	13,400	$306,458
Mattel, Inc.*	25,700	407,859
Meredith Corp.	9,600	510,240
Scholastic Corp.	9,900	413,424
TEGNA, Inc.	37,000	408,110
Tractor Supply Co.	1,800	140,472
WPP PLC, Sponsored ADR (United Kingdom)	5,150	403,451
Total Consumer Discretionary		2,590,014
Consumer Staples - 14.8%
Bunge, Ltd.	4,700	324,911
Dean Foods Co.	35,900	352,538
Hormel Foods Corp.	9,900	356,103
Molson Coors Brewing Co., Class B	6,300	422,100
Unilever PLC, Sponsored ADR (United Kingdom)	4,500	256,545
Total Consumer Staples		1,712,197
Energy - 4.2%
McDermott International, Inc.*	27,085	487,796
Financials - 5.2%
The Bank of New York Mellon Corp.	2,200	117,634
Legg Mason, Inc.	5,200	177,476
Northern Trust Corp.	2,800	305,816
Total Financials		600,926
Health Care - 13.8%
Bristol-Myers Squibb Co.	5,590	328,412
Hologic, Inc.*	4,100	175,931
Patterson Cos., Inc.	15,300	375,156
Quest Diagnostics, Inc.	2,300	247,756
Varex Imaging Corp.*	6,200	237,088
Varian Medical Systems, Inc.*	2,000	230,900
Total Health Care		1,595,243
Industrials - 15.5%
AGCO Corp.	3,100	195,362

	Shares	Value
General Electric Co.	31,000	$422,530
Kennametal, Inc.	2,100	81,816
ManpowerGroup, Inc.	2,800	261,128
Owens Corning	2,400	149,328
Quanta Services, Inc.*	5,900	201,013
Wabtec Corp.	4,400	485,408
Total Industrials		1,796,585
Information Technology - 22.8%
Akamai Technologies, Inc.*	3,800	285,988
Cisco Systems, Inc.	3,200	135,328
Cree, Inc.*	6,800	320,620
Hewlett Packard Enterprise Co.	9,200	142,048
HP, Inc.	6,800	156,944
International Business Machines Corp.	2,850	413,051
Juniper Networks, Inc.	15,000	395,100
QUALCOMM, Inc.	6,890	441,580
Teradata Corp.*	6,200	237,398
VMware, Inc., Class A*	800	115,672
Total Information Technology		2,643,729
Total Common Stocks
(Cost $10,237,824)		11,426,490
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[1]	54,046	54,046
Total Short-Term Investments
(Cost $54,046)		54,046
Total Investments - 99.1%
(Cost $10,291,870)		11,480,536
Other Assets, less Liabilities - 0.9%		99,126
Net Assets - 100.0%		$11,579,662

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$11,426,490	—	—	$11,426,490
Short-Term Investments
Other Investment Companies	54,046	—	—	54,046

Total Investments in Securities	$11,480,536	—	—	$11,480,536

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 34.2%
Advance Auto Parts, Inc.	4,965	$701,207
Comcast Corp., Class A	37,263	1,333,270
Discovery, Inc., Class C*	43,507	1,068,097
Expedia, Inc.	10,054	1,345,627
GCI Liberty Inc., Class A*	27,346	1,315,616
General Motors Co.	17,664	669,642
Liberty Broadband Corp., Class C*	11,564	918,991
Liberty Latin America, Ltd., Class C*	46,686	903,841
Liberty Media Corp.-Liberty SiriusXM, Class C*	18,746	885,374
Starbucks Corp.	11,764	616,316
Total Consumer Discretionary		9,757,981
Consumer Staples - 8.8%
Hostess Brands, Inc.*	99,302	1,391,221
The Kraft Heinz Co.	18,713	1,127,458
Total Consumer Staples		2,518,679
Energy - 3.8%
World Fuel Services Corp.	38,608	1,074,461
Financials - 27.9%
Axis Capital Holdings, Ltd. (Bermuda)	15,453	874,022
Berkshire Hathaway, Inc., Class B*	9,703	1,919,933
Brookfield Asset Management, Inc., Class A (Canada)	25,171	1,061,209
Oaktree Capital Group LLC, (MLP)[1]	18,993	806,253
Oaktree Specialty Lending Corp.	125,792	617,639
U.S. Bancorp	15,123	801,670
Wells Fargo & Co.	15,139	867,313
White Mountains Insurance Group, Ltd.	1,136	1,037,202
Total Financials		7,985,241
Health Care - 8.9%
Allergan PLC	5,442	1,001,818
Premier, Inc., Class A*	41,201	1,540,917
Total Health Care		2,542,735

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $604,658 or 2.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Industrials - 4.1%
General Electric Co.	52,073	$709,755
Nielsen Holdings PLC	19,158	451,363
Total Industrials		1,161,118
Information Technology - 8.9%
Avaya Holdings Corp.*	42,277	870,061
Cars.com, Inc.*	22,799	646,807
Sabre Corp.	41,514	1,022,075
Total Information Technology		2,538,943
Real Estate - 2.3%
Iron Mountain, Inc., REIT	19,208	674,393
Total Common Stocks
(Cost $26,020,944)		28,253,551

	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 2.2%[2]
Mizuho Securities, LLC dated 07/31/18, due 08/01/18, 1.910% total to be received $613,422 (collateralized by various U.S. Treasuries, 0.000% - 2.500%, 07/15/19 - 09/09/49, totaling $625,657)	$613,389	613,389

	Shares
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	325,564	325,564
Total Short-Term Investments (Cost $938,953)		938,953
Total Investments - 102.2% (Cost $26,959,897)		29,192,504
Other Assets, less Liabilities - (2.2)%		(633,773)
Net Assets - 100.0%		$28,558,731

[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$28,253,551	—	—	$28,253,551
Short-Term Investments
Joint Repurchase Agreements	—	$613,389	—	613,389
Other Investment Companies	325,564	—	—	325,564

Total Investments in Securities	$28,579,115	$613,389	—	$29,192,504

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 13.2%
Booking Holdings, Inc.*	9,562	$19,398,621
Dollar Tree, Inc.*	245,280	22,389,158
Lowe’s Cos., Inc.	123,000	12,218,820
Starbucks Corp.	230,400	12,070,656
Ulta Beauty, Inc.*	94,321	23,051,109
Total Consumer Discretionary		89,128,364
Consumer Staples - 8.5%
Mondelez International, Inc., Class A	452,700	19,638,126
Monster Beverage Corp.*	393,400	23,611,868
PepsiCo, Inc.	124,900	14,363,500
Total Consumer Staples		57,613,494
Financials - 9.8%
The Charles Schwab Corp.	404,900	20,674,194
Intercontinental Exchange, Inc.	279,150	20,631,977
S&P Global, Inc.	124,894	25,033,753
Total Financials		66,339,924
Health Care - 21.1%
Abbott Laboratories	356,300	23,351,902
Becton Dickinson & Co.	124,687	31,217,884
Edwards Lifesciences Corp.*	143,498	20,441,290
Quest Diagnostics, Inc.	85,000	9,156,200
Thermo Fisher Scientific, Inc.	121,640	28,528,230
UnitedHealth Group, Inc.	118,323	29,961,750
Total Health Care		142,657,256
Industrials - 3.1%
Honeywell International, Inc.	131,685	21,023,510
Information Technology - 34.4%
Accenture PLC, Class A (Ireland)	62,523	9,961,790

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Activision Blizzard, Inc.	124,300	$9,126,106
Alphabet, Inc., Class A*	23,600	28,962,392
Apple, Inc.	145,408	27,669,688
eBay, Inc.*	480,700	16,079,415
Facebook, Inc., Class A*	60,463	10,434,704
Fidelity National Information Services, Inc.	202,091	20,841,645
FleetCor Technologies, Inc.*	82,664	17,938,088
Mastercard, Inc., Class A	81,360	16,109,280
Microsoft Corp.	292,000	30,975,360
QUALCOMM, Inc.	166,500	10,670,985
Visa, Inc., Class A	246,500	33,706,410
Total Information Technology		232,475,863
Materials - 4.6%
Air Products & Chemicals, Inc.	69,401	11,393,562
The Sherwin-Williams Co.	44,773	19,732,805
Total Materials		31,126,367
Real Estate - 1.5%
American Tower Corp., REIT	70,500	10,450,920
Total Common Stocks (Cost $463,150,873)		650,815,698
Short-Term Investments - 4.4%
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[1]	29,623,531	29,623,531
Total Short-Term Investments (Cost $29,623,531)		29,623,531
Total Investments - 100.6% (Cost $492,774,404)		680,439,229
Other Assets, less Liabilities - (0.6)%		(4,186,077)
Net Assets - 100.0%		$676,253,152

REIT	Real Estate Investment Trust

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$650,815,698	—	—	$650,815,698
Short-Term Investments
Other Investment Companies	29,623,531	—	—	29,623,531

Total Investments in Securities	$680,439,229	—	—	$680,439,229

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 15.8%
Cedar Fair LP, (MLP)	243,771	$13,929,075
Cinemark Holdings, Inc.	436,590	15,682,313
Comcast Corp., Class A	448,065	16,031,766
Extended Stay America, Inc. (Units)	928,772	19,773,556
The Interpublic Group of Cos., Inc.	553,134	12,473,172
Meredith Corp.[1]	161,826	8,601,052
Omnicom Group, Inc.	218,304	15,025,864
Polaris Industries, Inc.	65,488	6,903,745
Starbucks Corp.	214,034	11,213,241
Target Corp.	299,193	24,138,891
Total Consumer Discretionary		143,772,675
Consumer Staples - 10.9%
Coty, Inc., Class A	436,410	5,852,258
Kimberly-Clark Corp.	167,230	19,040,808
The Kraft Heinz Co.	210,242	12,667,081
PepsiCo, Inc.	133,543	15,357,445
Unilever PLC, Sponsored ADR (United Kingdom)	270,510	15,421,775
Walgreens Boots Alliance, Inc.	173,144	11,707,997
Walmart, Inc.	211,774	18,896,594
Total Consumer Staples		98,943,958
Energy - 12.7%
Chevron Corp.	87,730	11,077,667
Exxon Mobil Corp.	189,685	15,461,224
Magellan Midstream Partners LP, (MLP)	215,071	15,433,495
Marathon Petroleum Corp.	366,425	29,618,133
Occidental Petroleum Corp.	168,642	14,154,123
Spectra Energy Partners LP, (MLP)	327,467	12,106,455
TransMontaigne Partners LP, (MLP)	251,168	9,908,578
Valero Energy Corp.	62,573	7,405,514
Total Energy		115,165,189
Financials - 14.1%
Axis Capital Holdings, Ltd. (Bermuda)	169,456	9,584,431
BB&T Corp.	509,401	25,882,665
CNA Financial Corp.	150,127	7,022,941
MetLife, Inc.	134,257	6,140,915
The PNC Financial Services Group, Inc.	73,007	10,573,604
Thomson Reuters Corp. (Canada)[1]	277,895	11,504,853
U.S. Bancorp	502,670	26,646,537
Wells Fargo & Co.	243,397	13,944,214
WesBanco, Inc.[1]	339,639	16,598,158
Total Financials		127,898,318

	Shares	Value
Health Care - 1.8%
Amgen, Inc.	84,821	$16,671,568
Industrials - 13.8%
Aircastle, Ltd.	592,253	12,277,405
Emerson Electric Co.	195,381	14,122,139
Fastenal Co.	495,405	28,203,406
Johnson Controls International PLC	316,943	11,888,532
KAR Auction Services, Inc.	288,497	17,151,147
Nielsen Holdings PLC[1]	318,820	7,511,399
Union Pacific Corp.	114,500	17,162,405
United Parcel Service, Inc., Class B	139,888	16,771,172
Total Industrials		125,087,605
Information Technology - 8.4%
Cisco Systems, Inc.	405,049	17,129,522
Corning, Inc.	732,997	24,320,840
Intel Corp.	170,795	8,215,240
Motorola Solutions, Inc.	80,179	9,725,713
QUALCOMM, Inc.	271,787	17,418,829
Total Information Technology		76,810,144
Materials - 5.3%
LyondellBasell Industries NV, Class A	77,997	8,641,288
Praxair, Inc.	149,277	25,003,897
RPM International, Inc.	222,446	14,318,849
Total Materials		47,964,034
Real Estate - 9.8%
The GEO Group Inc., REIT	486,153	12,581,640
Iron Mountain, Inc., REIT	663,269	23,287,375
Ryman Hospitality Properties, Inc., REIT	163,319	13,883,748
Sabra Health Care REIT, Inc.	593,096	12,816,804
Ventas, Inc., REIT	254,989	14,376,280
Weyerhaeuser Co., REIT	346,701	11,850,240
Total Real Estate		88,796,087
Telecommunication Services - 1.8%
Verizon Communications, Inc.	314,082	16,219,194
Utilities - 3.9%
AmeriGas Partners LP, (MLP)[1]	312,453	13,444,853
Black Hills Corp.[1]	161,618	9,692,231
National Fuel Gas Co.	237,818	12,770,827
Total Utilities		35,907,911
Total Common Stocks (Cost $702,974,756)		893,236,683

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $3,002,816 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $3,062,708)	$3,002,655	$3,002,655
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $631,438 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 - 02/29/24, totaling $644,032)	631,404	631,404
Mizuho Securities USA, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $3,002,815 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 08/01/23 - 02/01/48, totaling $3,062,708)	3,002,655	3,002,655
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $3,002,816 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $3,062,708)	3,002,655	3,002,655

	Principal Amount	Value
RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.920% total to be received $3,002,815 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $3,062,708)	$3,002,655	$3,002,655
Total Joint Repurchase Agreements		12,642,024

	Shares
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	16,032,629	16,032,629
Total Short-Term Investments (Cost $28,674,653)		28,674,653
Total Investments - 101.4% (Cost $731,649,409)		921,911,336
Other Assets, less Liabilities - (1.4)%		(13,090,757)
Net Assets - 100.0%		$908,820,579

[1]	Some or all of these securities, amounting to $12,588,596 or 1.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$893,236,683	—	—	$893,236,683
Short-Term Investments
Joint Repurchase Agreements	—	$12,642,024	—	12,642,024
Other Investment Companies	16,032,629	—	—	16,032,629

Total Investments in Securities	$909,269,312	$12,642,024	—	$921,911,336

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 15.9%
Cedar Fair LP, (MLP)	10,997	$628,368
Cinemark Holdings, Inc.	48,630	1,746,790
Comcast Corp., Class A	49,690	1,777,908
Extended Stay America, Inc. (Units)	102,438	2,180,905
The Interpublic Group of Cos., Inc.	61,714	1,391,651
Meredith Corp.[1]	18,116	962,865
Omnicom Group, Inc.	24,155	1,662,589
Polaris Industries, Inc.	7,372	777,156
Starbucks Corp.	24,048	1,259,875
Target Corp.	33,147	2,674,300
Total Consumer Discretionary		15,062,407
Consumer Staples - 11.6%
Coty, Inc., Class A	47,858	641,776
Kimberly-Clark Corp.	18,988	2,161,974
The Kraft Heinz Co.	23,532	1,417,803
PepsiCo, Inc.	14,662	1,686,130
Unilever PLC, Sponsored ADR (United Kingdom)[1]	29,543	1,684,246
Walgreens Boots Alliance, Inc.	18,854	1,274,907
Walmart, Inc.	24,038	2,144,911
Total Consumer Staples		11,011,747
Energy - 12.3%
Chevron Corp.	9,834	1,241,739
Exxon Mobil Corp.	20,890	1,702,744
Magellan Midstream Partners LP, (MLP)	24,566	1,762,856
Marathon Petroleum Corp.	40,534	3,276,363
Occidental Petroleum Corp.	18,656	1,565,798
Spectra Energy Partners LP, (MLP)	35,408	1,309,034
Valero Energy Corp.	6,895	816,024
Total Energy		11,674,558
Financials - 12.9%
Axis Capital Holdings, Ltd. (Bermuda)	18,459	1,044,041
BB&T Corp.	56,555	2,873,560
CNA Financial Corp.	16,663	779,495
MetLife, Inc.	14,770	675,580
The PNC Financial Services Group, Inc.	8,358	1,210,489
Thomson Reuters Corp. (Canada)	30,934	1,280,668
U.S. Bancorp	54,642	2,896,572
Wells Fargo & Co.	26,507	1,518,586
Total Financials		12,278,991
Health Care - 2.0%
Amgen, Inc.	9,515	1,870,173

	Shares	Value
Industrials - 13.9%
Aircastle, Ltd.	35,717	$740,413
Emerson Electric Co.	21,867	1,580,547
Fastenal Co.	55,752	3,173,961
Johnson Controls International PLC	35,131	1,317,764
KAR Auction Services, Inc.	31,998	1,902,281
Nielsen Holdings PLC	35,120	827,427
Union Pacific Corp.	12,414	1,860,735
United Parcel Service, Inc., Class B	15,451	1,852,420
Total Industrials		13,255,548
Information Technology - 9.0%
Cisco Systems, Inc.	44,445	1,879,579
Corning, Inc.	83,604	2,773,981
Intel Corp.	18,903	909,234
Motorola Solutions, Inc.	8,920	1,081,996
QUALCOMM, Inc.	30,485	1,953,784
Total Information Technology		8,598,574
Materials - 5.6%
LyondellBasell Industries NV, Class A	8,638	957,004
Praxair, Inc.	16,477	2,759,898
RPM International, Inc.	24,520	1,578,352
Total Materials		5,295,254
Real Estate - 10.3%
The GEO Group Inc., REIT	53,514	1,384,942
Iron Mountain, Inc., REIT	72,782	2,555,376
Ryman Hospitality Properties, Inc., REIT	18,026	1,532,390
Sabra Health Care REIT, Inc.	63,972	1,382,435
Ventas, Inc., REIT	28,043	1,581,065
Weyerhaeuser Co., REIT	38,917	1,330,183
Total Real Estate		9,766,391
Telecommunication Services - 1.9%
Verizon Communications, Inc.	35,041	1,809,517
Utilities - 3.7%
AmeriGas Partners LP, (MLP) [1]	22,678	975,834
Black Hills Corp.[1]	18,909	1,133,973
National Fuel Gas Co.	26,432	1,419,398
Total Utilities		3,529,205
Total Common Stocks (Cost $76,316,601)		94,152,365

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.6%
Joint Repurchase Agreements - 2.5%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,000,054 (collateralized by various U.S. Government Agency Obligations, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $355,460 (collateralized by various U.S. Government Agency Obligations, 2.125% - 2.250%, 02/29/20 - 02/29/24, totaling $362,550)	355,441	355,441
RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,355,441

	Shares	Value
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	1,088,251	$1,088,251
Total Short-Term Investments (Cost $3,443,692)		3,443,692
Total Investments - 102.7% (Cost $79,760,293)		97,596,057
Other Assets, less Liabilities - (2.7)%		(2,575,818)
Net Assets - 100.0%		$95,020,239

[1]	Some or all of these securities, amounting to $2,327,242 or 2.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$94,152,365	—	—	$94,152,365
Short-Term Investments
Joint Repurchase Agreements	—	$2,355,441	—	2,355,441
Other Investment Companies	1,088,251	—	—	1,088,251

Total Investments in Securities	$95,240,616	$2,355,441	—	$97,596,057

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 31.7%
BorgWarner, Inc.	663,800	$30,548,076
Cooper Tire & Rubber Co.[1]	3,482,820	99,434,511
Gentex Corp.	3,628,600	84,183,520
The Interpublic Group of Cos., Inc.	2,014,500	45,426,975
Lear Corp.	209,600	37,755,248
Lions Gate Entertainment Corp., Class A	2,427,717	57,901,050
Lions Gate Entertainment Corp., Class B	2,343,422	53,594,061
LKQ Corp.*	2,930,100	98,216,952
Mattel, Inc.*	9,061,300	143,802,831
Meredith Corp.	1,518,150	80,689,672
The New York Times Co., Class A	3,742,445	92,812,636
Office Depot, Inc.	26,184,600	65,723,346
Scholastic Corp.	1,053,414	43,990,569
TEGNA, Inc.	10,701,500	118,037,545
Whirlpool Corp.	597,707	78,359,388
Total Consumer Discretionary		1,130,476,380
Consumer Staples - 8.1%
Bunge, Ltd.	1,322,600	91,431,338
Hormel Foods Corp.	3,385,100	121,762,047
Molson Coors Brewing Co., Class B	1,158,200	77,599,400
Total Consumer Staples		290,792,785
Energy - 6.2%
McDermott International, Inc.*	8,058,505	145,133,670
TechnipFMC PLC (United Kingdom)	2,334,492	75,987,715
Total Energy		221,121,385
Financials - 6.1%
Cincinnati Financial Corp.	773,100	58,469,553
Northern Trust Corp.	824,100	90,008,202
Raymond James Financial, Inc.	757,400	69,370,266
Total Financials		217,848,021
Health Care - 7.7%
Patterson Cos., Inc.	3,939,038	96,585,212
Quest Diagnostics, Inc.	645,900	69,576,348
Varex Imaging Corp.*	741,520	28,355,725
Varian Medical Systems, Inc.*	700,100	80,826,545
Total Health Care		275,343,830

	Shares	Value
Industrials - 13.5%
AGCO Corp.	1,097,500	$69,164,450
Arconic, Inc.	3,417,434	74,124,144
Copa Holdings, S.A., Class A (Panama)	765,945	74,557,086
Donaldson Co., Inc.	975,400	46,526,580
ManpowerGroup, Inc.	175,500	16,367,130
Owens Corning	291,100	18,112,242
Stericycle, Inc.*	1,531,400	106,983,604
Werner Enterprises, Inc.	2,082,100	77,558,225
Total Industrials		483,393,461
Information Technology - 19.6%
Akamai Technologies, Inc.*	798,450	60,091,347
Cars.com, Inc.*	3,154,433	89,491,264
Cree, Inc.*	1,651,073	77,848,092
Itron, Inc.*	715,298	43,776,237
Jabil, Inc.	3,017,300	84,997,341
Juniper Networks, Inc.	4,702,400	123,861,216
Nuance Communications, Inc.*	4,449,900	65,725,023
Teradata Corp.*	2,761,900	105,753,151
Unisys Corp.*,1	3,639,488	46,767,421
Total Information Technology		698,311,092
Materials - 5.5%
Domtar Corp.	2,023,000	97,549,060
FMC Corp.	384,000	34,513,920
Gerdau SA, Sponsored ADR (Brazil)	14,780,100	65,032,440
Total Materials		197,095,420
Total Common Stocks (Cost $2,894,072,076)		3,514,382,374
Short-Term Investments - 2.2%
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[2]	78,001,296	78,001,296
Total Short-Term Investments (Cost $78,001,296)		78,001,296
Total Investments - 100.6% (Cost $2,972,073,372)		3,592,383,670
Other Assets, less Liabilities - (0.6)%		(22,548,247)
Net Assets - 100.0%		$3,569,835,423

*	Non-income producing security.
[1]	Affiliated issuer. See summary of affiliated investment transaction for details.
[2]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
Cooper Tire & Rubber Co.	3,482,820	$18,625,480	$(1,200,755)	$35,301	$(12,791,931)	$984,917	$99,434,511
Unisys Corp.	3,639,488	—	(8,122,357)	(7,081,943)	24,230,451	—	46,767,421

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$3,514,382,374	—	—	$3,514,382,374
Short-Term Investments
Other Investment Companies	78,001,296	—	—	78,001,296

Total Investments in Securities	$3,592,383,670	—	—	$3,592,383,670

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 19.7%
Dollar Tree, Inc.*	3,960	$361,469
Dunkin’ Brands Group, Inc.	1,480	103,052
Expedia, Inc.	1,393	186,439
Five Below, Inc.*	1,970	191,405
LKQ Corp.*	7,960	266,819
O’Reilly Automotive, Inc.*	547	167,382
Ross Stores, Inc.	4,350	380,321
ServiceMaster Global Holdings, Inc.*	2,680	152,733
Ulta Beauty, Inc.*	1,495	365,363
Total Consumer Discretionary		2,174,983
Consumer Staples - 7.7%
Church & Dwight Co., Inc.	7,030	392,977
Monster Beverage Corp.*	7,570	454,351
Total Consumer Staples		847,328
Energy - 1.3%
Core Laboratories NV (Netherlands)[1]	1,280	143,514
Financials - 8.7%
First Republic Bank	2,020	199,697
Intercontinental Exchange, Inc.	3,790	280,119
Raymond James Financial, Inc.	2,950	270,191
Signature Bank/New York NY	1,899	208,339
Total Financials		958,346
Health Care - 14.2%
Edwards Lifesciences Corp.*	2,760	393,162
IQVIA Holdings, Inc.*	2,800	341,432
Laboratory Corp. of America Holdings*	1,900	333,146
Quest Diagnostics, Inc.	2,520	271,454
Teleflex, Inc.	839	228,804
Total Health Care		1,567,998
Industrials - 16.6%
AMETEK, Inc.	3,610	280,858
Copart, Inc.*	5,460	313,350
IHS Markit, Ltd. (United Kingdom)*	4,705	249,506
J.B. Hunt Transport Services, Inc.	3,030	363,297
Snap-on, Inc.	836	141,777

	Shares	Value
Verisk Analytics, Inc.*	2,990	$330,754
Wabtec Corp.[1]	1,360	150,035
Total Industrials		1,829,577
Information Technology - 27.8%
Akamai Technologies, Inc.*	3,690	277,709
Amphenol Corp., Class A	2,640	246,866
Arista Networks, Inc.*	530	135,537
EPAM Systems, Inc.*	2,450	319,015
Euronet Worldwide, Inc.*	2,330	214,220
Fidelity National Information Services, Inc.	3,730	384,675
FleetCor Technologies, Inc.*	1,821	395,157
Genpact, Ltd.	9,270	281,623
Marvell Technology Group, Ltd.	7,506	159,956
Skyworks Solutions, Inc.	2,840	268,607
WEX, Inc.*	1,975	374,895
Total Information Technology		3,058,260
Total Common Stocks (Cost $7,954,411)		10,580,006

	Principal Amount
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 2.0%[2]
Deutsche Bank Securities, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $222,575 (collateralized by various U.S. Government Agency Obligations, 2.250% - 2.750%, 05/31/23 - 11/15/27, totaling $227,014)	$222,563	222,563

	Shares
Other Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	458,910	458,910
Total Short-Term Investments (Cost $681,473)		681,473
Total Investments - 102.2% (Cost $8,635,884)		11,261,479
Other Assets, less Liabilities - (2.2)%		(238,173)
Net Assets - 100.0%		$11,023,306

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $220,162 or 2.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$10,580,006	—	—	$10,580,006
Short-Term Investments
Joint Repurchase Agreements	—	$222,563	—	222,563
Other Investment Companies	458,910	—	—	458,910

Total Investments in Securities	$11,038,916	$222,563	—	$11,261,479

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 94.5%
Consumer Discretionary - 23.0%
At Home Group, Inc.*	71,818	$2,604,839
BJ’s Restaurants, Inc.	27,927	1,766,383
Five Below, Inc.*	9,115	885,613
Floor & Decor Holdings, Inc., Class A*	33,685	1,608,459
Gray Television, Inc.*	189,689	2,930,695
ILG, Inc.	39,482	1,355,417
Marriott Vacations Worldwide Corp.	33,976	4,046,881
Nexstar Media Group, Inc., Class A	10,359	771,228
Ollie’s Bargain Outlet Holdings, Inc.*	18,786	1,305,627
Red Rock Resorts, Inc., Class A	72,616	2,566,250
Sinclair Broadcast Group, Inc., Class A	156,339	4,033,546
Weight Watchers International, Inc.*	22,230	1,990,252
Wingstop, Inc.	11,964	590,423
Total Consumer Discretionary		26,455,613
Consumer Staples - 3.3%
Central Garden & Pet Co., Class A*	54,787	2,198,054
Freshpet, Inc.*	55,275	1,602,975
Total Consumer Staples		3,801,029
Financials - 7.5%
Ameris Bancorp.	17,320	807,112
Health Insurance Innovations, Inc., Class A*	47,498	1,579,309
Home BancShares, Inc.	75,186	1,743,563
Kinsale Capital Group, Inc.	13,548	802,380
Pinnacle Financial Partners, Inc.	9,508	594,250
Texas Capital Bancshares, Inc.*	14,600	1,325,680
Western Alliance Bancorp.*	31,570	1,790,650
Total Financials		8,642,944
Health Care - 22.0%
Addus HomeCare Corp.*	26,160	1,730,484
Agios Pharmaceuticals, Inc.*	22,517	1,945,694
AnaptysBio, Inc.*	15,073	1,180,517
AtriCure, Inc.*	48,302	1,383,852
Bluebird Bio, Inc.*	6,313	977,884
Blueprint Medicines Corp.*	17,387	1,035,222
Immunomedics, Inc.*,1	39,680	949,542
Intersect ENT, Inc.*	59,731	1,932,298
iRhythm Technologies, Inc.*	25,576	1,932,267
LHC Group, Inc.*	59,735	5,141,989
Ligand Pharmaceuticals, Inc.*,1	6,702	1,463,248
Loxo Oncology, Inc.*	4,101	687,287
Molina Healthcare, Inc.*	4,221	439,364

	Shares	Value
Myriad Genetics, Inc.*	20,902	$914,463
Penumbra, Inc.*	3,960	563,310
Sarepta Therapeutics, Inc.*	16,181	1,880,879
Tactile Systems Technology, Inc.*,1	22,362	1,074,941
Total Health Care		25,233,241
Industrials - 10.6%
Beacon Roofing Supply, Inc.*	13,158	553,689
Curtiss-Wright Corp.	25,730	3,422,862
Insperity, Inc.	17,210	1,636,671
MasTec, Inc.*	40,220	1,872,241
Saia, Inc.*	22,684	1,709,239
SiteOne Landscape Supply, Inc.*,1	11,443	1,020,258
Trex Co., Inc.*	25,326	1,968,843
Total Industrials		12,183,803
Information Technology - 25.7%
2U, Inc.*	8,650	654,459
Altair Engineering, Inc., Class A*	51,546	1,809,265
Apptio, Inc., Class A*	67,743	2,274,132
Carbonite, Inc.*	75,992	2,606,526
Envestnet, Inc.*	43,143	2,528,180
Euronet Worldwide, Inc.*	27,260	2,506,284
Everbridge, Inc.*	20,699	931,041
Fair Isaac Corp.*	2,858	575,773
GTT Communications, Inc.*,1	136,228	6,055,334
HubSpot, Inc.*	3,255	403,945
Mellanox Technologies, Ltd. (Israel)*	11,012	864,442
Mimecast, Ltd.*	90,048	3,233,624
Paylocity Holding Corp.*	41,778	2,423,124
RealPage, Inc.*	40,396	2,225,820
RingCentral, Inc., Class A*	6,196	456,955
Total Information Technology		29,548,904
Telecommunication Services - 2.4%
Boingo Wireless, Inc.*	118,590	2,740,615
Total Common Stocks (Cost $97,500,382)		108,606,149
Rights - 0.0%
Health Care - 0.0%
Dyax Corp., CVR Expiration 01/30/20*,2,3 (Cost $0)	99,639	0

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 9.5%
Joint Repurchase Agreements - 3.2%[4]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,000,054 (collateralized by various U.S. Government Agency Obligations, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $1,020,000)	$1,000,000	$1,000,000

Mizuho Securities, LLC, dated 07/31/18, due 08/01/18, 1.910% total to be received $642,160 (collateralized by various U.S. Treasuries, 0.000% - 2.500%, 07/15/19 - 09/09/49, totaling $654,969)	642,126	642,126

Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,000,054 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		3,642,126

	Shares
Other Investment Companies - 6.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[5]	7,300,573	7,300,573
Total Short-Term Investments (Cost $10,942,699)		10,942,699
Total Investments - 104.0% (Cost $108,443,081)		119,548,848
Other Assets, less Liabilities - (4.0)%		(4,650,884)
Net Assets - 100.0%		$114,897,964

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,631,165 or 3.2% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
CVR	Contingent Value Rights

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$108,606,149	—	—	$108,606,149
Rights	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	$3,642,126	—	3,642,126
Other Investment Companies	7,300,573	—	—	7,300,573

Total Investments in Securities	$115,906,722	$3,642,126	$0	$119,548,848

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At July 31, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 29.1%
Advance Auto Parts, Inc.	7,100	$1,002,733
AMC Networks, Inc., Class A*	7,030	423,839
Asbury Automotive Group, Inc.*	10,285	723,035
Biglari Holdings, Inc., Class A*	202	197,243
Biglari Holdings, Inc., Class B*	2,018	382,270
Discovery, Inc., Class C*	59,510	1,460,970
Entercom Communications Corp., Class A1	58,470	441,449
Extended Stay America, Inc. (Units)	35,330	752,176
GCI Liberty Inc., Class A*	44,602	2,145,802
The Interpublic Group of Cos., Inc.	21,160	477,158
J Alexander’s Holdings, Inc.*	19,241	205,879
Liberty Broadband Corp., Class C*	19,653	1,561,824
Liberty Expedia Holdings, Inc., Class A*	37,265	1,795,055
Liberty Latin America, Ltd., Class A*	21,750	414,990
Liberty Latin America, Ltd., Class C*	45,400	878,944
Motorcar Parts of America, Inc.*,1	34,420	743,472
Murphy USA, Inc.*,1	15,603	1,236,382
PICO Holdings, Inc.	36,612	443,005
Sleep Number Corp.*	28,967	825,270
Total Consumer Discretionary		16,111,496
Consumer Staples - 7.3%
Casey’s General Stores, Inc.[1]	8,990	983,326
Hostess Brands, Inc.*	153,582	2,151,684
Ingles Markets, Inc., Class A	29,713	883,962
Total Consumer Staples		4,018,972
Energy - 1.9%
PBF Energy, Inc., Class A	13,795	644,227
World Fuel Services Corp.	14,840	412,997
Total Energy		1,057,224
Financials - 15.2%
Axis Capital Holdings, Ltd. (Bermuda)	17,640	997,718
Cannae Holdings, Inc.*	97,775	1,784,394
Capital Southwest Corp., BDC	21,897	405,533
FGL Holdings (Bermuda)*,1	92,460	833,989
Genworth Financial, Inc., Class A*	119,740	550,804
Jefferies Financial Group, Inc.	31,228	757,279
Oaktree Specialty Lending Corp.	177,420	871,132
White Mountains Insurance Group, Ltd.	2,432	2,220,489
Total Financials		8,421,338
Health Care - 6.4%
Computer Programs & Systems, Inc.	11,293	352,341

	Shares	Value
Patterson Cos., Inc.	36,650	$898,658
Premier, Inc., Class A*	61,520	2,300,848
Total Health Care		3,551,847
Industrials - 13.4%
Air Transport Services Group, Inc.*	19,920	448,798
Argan, Inc.	14,461	555,302
Armstrong Flooring, Inc.*	40,850	533,910
Armstrong World Industries, Inc.*	16,611	1,127,887
Cubic Corp.	7,773	529,341
Forward Air Corp.	12,369	790,379
Kansas City Southern	5,332	619,952
Nielsen Holdings PLC	24,172	569,492
Resources Connection, Inc.	24,008	381,727
UniFirst Corp.	10,126	1,895,081
Total Industrials		7,451,869
Information Technology - 18.9%
ACI Worldwide, Inc.*	29,220	755,045
Avaya Holdings Corp.*	64,150	1,320,207
Cars.com, Inc.*	43,510	1,234,379
Conduent, Inc.*	79,330	1,424,767
CSG Systems International, Inc.	21,614	879,041
Dolby Laboratories, Inc., Class A	7,810	503,354
ePlus, Inc.*	3,762	371,121
NCR Corp.*	32,703	913,068
Sabre Corp.	64,980	1,599,808
Sykes Enterprises, Inc.*	21,858	648,308
Tech Data Corp.*	10,075	840,356
Total Information Technology		10,489,454
Materials - 0.8%
Compass Minerals International, Inc.[1]	6,800	461,380
Real Estate - 1.4%
Newmark Group, Inc., Class A	28,380	395,617
Realogy Holdings Corp.[1]	16,554	362,036
Total Real Estate		757,653
Telecommunication Services - 1.4%
ATN International, Inc.	12,539	800,991
Total Common Stocks (Cost $47,115,275)		53,122,224

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 10.2%
Joint Repurchase Agreements - 4.2%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,000,054 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $1,020,000)	$1,000,000	$1,000,000

Citigroup Global Markets, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $323,322 (collateralized by various U.S. Treasuries, 2.125% - 2.250%, 02/29/20 - 02/29/24, totaling $329,771)	323,305	323,305

RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,323,305

	Shares	Value
Other Investment Companies - 6.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	3,311,954	$3,311,954
Total Short-Term Investments (Cost $5,635,259)		5,635,259
Total Investments - 106.0% (Cost $52,750,534)		58,757,483
Other Assets, less Liabilities - (6.0)%		(3,341,510)
Net Assets - 100.0%		$55,415,973

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,264,122 or 4.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
BDC	Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$53,122,224	—	—	$53,122,224
Short-Term Investments
Joint Repurchase Agreements	—	$2,323,305	—	2,323,305
Other Investment Companies	3,311,954	—	—	3,311,954

Total Investments in Securities	$56,434,178	$2,323,305	—	$58,757,483

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 92.2%
Consumer Discretionary - 18.2%
AMC Networks, Inc., Class A*	70,654	$4,259,730
Asbury Automotive Group, Inc.*	86,946	6,112,304
Biglari Holdings, Inc., Class A*	1,585	1,548,722
Biglari Holdings, Inc., Class B*	15,845	3,001,518
Entercom Communications Corp., Class A1	320,662	2,420,998
J Alexander’s Holdings, Inc.*	306,645	3,281,101
Liberty Expedia Holdings, Inc., Class A*	265,287	12,778,875
Liberty Latin America, Ltd., Class C*	480,058	9,293,923
The Marcus Corp.	51,950	2,002,673
Motorcar Parts of America, Inc.*,1	248,872	5,375,635
Murphy USA, Inc.*	112,468	8,911,964
PICO Holdings, Inc.	384,456	4,651,918
Sleep Number Corp.*	191,953	5,468,741
Total Consumer Discretionary		69,108,102
Consumer Staples - 7.4%
Casey’s General Stores, Inc.	55,771	6,100,232
Hostess Brands, Inc.*	1,042,950	14,611,729
Ingles Markets, Inc., Class A	249,525	7,423,369
Total Consumer Staples		28,135,330
Energy - 4.0%
Evolution Petroleum Corp.	242,002	2,601,521
Gran Tierra Energy, Inc. (Canada)*	657,120	2,188,210
PBF Energy, Inc., Class A	124,130	5,796,871
QEP Resources, Inc.*	122,690	1,274,749
World Fuel Services Corp.	122,531	3,410,038
Total Energy		15,271,389
Financials - 15.3%
American National Insurance Co.	35,085	4,525,614
Cannae Holdings, Inc.*	737,564	13,460,543
Capital Southwest Corp., BDC	264,977	4,907,374
FGL Holdings (Bermuda)*,1	600,477	5,416,303
First Citizens BancShares, Inc., Class A	7,185	2,923,002
Genworth Financial, Inc., Class A*	875,400	4,026,840
Oaktree Specialty Lending Corp.	1,268,750	6,229,562
White Mountains Insurance Group, Ltd.	18,199	16,616,233
Total Financials		58,105,471
Health Care - 6.0%
Computer Programs & Systems, Inc.	79,777	2,489,042
Patterson Cos., Inc.	239,882	5,881,907
Premier, Inc., Class A*	385,817	14,429,556
Total Health Care		22,800,505

	Shares	Value
Industrials - 17.4%
Air Transport Services Group, Inc.*	238,693	$5,377,753
Argan, Inc.	101,628	3,902,515
Armstrong Flooring, Inc.*	304,528	3,980,181
Armstrong World Industries, Inc.*	148,954	10,113,977
Barrett Business Services, Inc.	32,713	3,005,670
Cubic Corp.	67,187	4,575,435
Forward Air Corp.	121,242	7,747,364
Kelly Services, Inc., Class A	118,734	2,884,049
Resources Connection, Inc.	268,383	4,267,290
SP Plus Corp.*	83,054	3,239,106
UniFirst Corp.	75,517	14,133,006
Viad Corp.	47,353	2,718,062
Total Industrials		65,944,408
Information Technology - 20.4%
ACI Worldwide, Inc.*	200,591	5,183,271
Avaya Holdings Corp.*,1	498,206	10,253,079
Cars.com, Inc.*	324,988	9,219,910
Computer Services, Inc.	150,753	7,801,468
Conduent, Inc.*	334,606	6,009,524
CSG Systems International, Inc.	200,860	8,168,976
ePlus, Inc.*	34,013	3,355,382
Ituran Location and Control, Ltd. (Israel)	179,654	6,117,219
NCR Corp.*	209,790	5,857,337
OSI Systems, Inc.*	52,533	4,190,032
Sykes Enterprises, Inc.*	188,145	5,580,381
Tech Data Corp.*	66,989	5,587,553
Total Information Technology		77,324,132
Materials - 1.0%
Compass Minerals International, Inc.[1]	57,175	3,879,324
Real Estate - 0.8%
Newmark Group, Inc., Class A	198,332	2,764,748
Telecommunication Services - 1.7%
ATN International, Inc.	99,914	6,382,506
Total Common Stocks (Cost $281,426,710)		349,715,915

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 10.8%
Joint Repurchase Agreements - 2.8%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $2,545,648 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $2,596,422)	$2,545,512	$2,545,512
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $535,360 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 - 02/29/24, totaling $546,039)	535,332	535,332

Mizuho Securities USA, LLC dated 07/31/18, due 08/01/18, 1.920% total to be received $2,545,648 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 08/01/23 - 02/01/48, totaling $2,596,422)	2,545,512	2,545,512

Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $2,545,648 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $2,596,422)	2,545,512	2,545,512

	Principal Amount	Value
RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.920% total to be received $2,545,648 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $2,596,422)	$2,545,512	$2,545,512
Total Joint Repurchase Agreements		10,717,380

	Shares
Other Investment Companies - 8.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	30,153,250	30,153,250
Total Short-Term Investments (Cost $40,870,630)		40,870,630
Total Investments - 103.0% (Cost $322,297,340)		390,586,545
Other Assets, less Liabilities - (3.0)%		(11,196,313)
Net Assets - 100.0%		$379,390,232

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $10,469,691 or 2.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
BDC	Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$349,715,915	—	—	$349,715,915
Short-Term Investments
Joint Repurchase Agreements	—	$10,717,380	—	10,717,380
Other Investment Companies	30,153,250	—	—	30,153,250

Total Investments in Securities	$379,869,165	$10,717,380	—	$390,586,545

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 12.3%
Dana, Inc.	154,375	$3,295,906
La-Z-Boy, Inc.	164,615	5,020,758
Lithia Motors, Inc., Class A1	14,515	1,292,561
Meredith Corp.	69,275	3,681,966
Murphy USA, Inc.*	34,270	2,715,555
Oxford Industries, Inc.	37,300	3,436,076
Stoneridge, Inc.*	89,900	3,056,600
Visteon Corp.*	30,230	3,539,328
Wolverine World Wide, Inc.	197,500	6,987,550
Total Consumer Discretionary		33,026,300
Consumer Staples - 2.8%
J&J Snack Foods Corp.	28,834	4,179,777
Lancaster Colony Corp.	23,644	3,429,089
Total Consumer Staples		7,608,866
Energy - 6.1%
Callon Petroleum Co.*,1	358,290	3,855,200
Forum Energy Technologies, Inc.*,1	165,125	2,171,394
Matador Resources Co.*	221,255	7,412,043
Select Energy Services, Inc., Class A*	192,725	2,944,838
Total Energy		16,383,475
Financials - 21.9%
BancorpSouth Bank	266,650	8,772,785
CVB Financial Corp.	287,400	6,874,608
FCB Financial Holdings, Inc., Class A*	170,065	8,673,315
Glacier Bancorp, Inc.	156,110	6,665,897
Horace Mann Educators Corp.	96,919	4,235,360
IBERIABANK Corp.	103,699	8,617,387
Independent Bank Corp.	97,343	8,605,121
Selective Insurance Group, Inc.	107,440	6,424,912
Total Financials		58,869,385
Health Care - 6.1%
Allscripts Healthcare Solutions, Inc.*	320,860	3,927,326
AMN Healthcare Services, Inc.*	74,360	4,498,780
ICU Medical, Inc.*	13,254	3,801,247
Natus Medical, Inc.*	112,515	4,106,798
Total Health Care		16,334,151
Industrials - 17.6%
Advanced Disposal Services, Inc.*	175,680	4,321,728
Altra Industrial Motion Corp.[1]	93,995	4,126,380
BMC Stock Holdings, Inc.*	166,465	3,662,230
CIRCOR International, Inc.	49,235	2,183,572

	Shares	Value
EMCOR Group, Inc.	28,086	$2,161,218
ESCO Technologies, Inc.	74,500	4,637,625
Gibraltar Industries, Inc.*	109,760	4,769,072
Insperity, Inc.	22,450	2,134,995
Knoll, Inc.	155,375	3,503,706
Mueller Water Products, Inc., Class A	328,085	4,051,850
Quanex Building Products Corp.	74,605	1,320,509
Standex International Corp.	38,255	3,965,131
US Ecology, Inc.	93,484	6,338,215
Total Industrials		47,176,231
Information Technology - 15.4%
ACI Worldwide, Inc.*	158,617	4,098,663
Brooks Automation, Inc.	183,285	5,604,855
Entegris, Inc.	66,470	2,336,421
Littelfuse, Inc.	14,528	3,149,961
MACOM Technology Solutions Holdings, Inc.*,1	114,285	2,380,557
Methode Electronics, Inc.	80,795	3,171,204
MKS Instruments, Inc.	29,590	2,790,337
NetScout Systems, Inc.*	66,165	1,773,222
Plexus Corp.*	70,925	4,214,363
Rogers Corp.*	35,710	4,162,715
Semtech Corp.*	87,900	4,170,855
SYNNEX Corp.	35,630	3,437,226
Total Information Technology		41,290,379
Materials - 6.5%
HB Fuller Co.	93,655	5,308,365
Ingevity Corp.*	46,060	4,590,800
Minerals Technologies, Inc.	66,240	5,007,744
PH Glatfelter Co.	149,148	2,441,553
Total Materials		17,348,462
Real Estate - 7.5%
EastGroup Properties, Inc., REIT	37,073	3,533,798
Pebblebrook Hotel Trust, REIT [1]	188,575	7,269,566
Physicians Realty Trust, REIT	243,225	3,833,226
QTS Realty Trust, Inc., Class A, REIT	124,700	5,330,925
Total Real Estate		19,967,515
Utilities - 2.8%
MGE Energy, Inc.	40,448	2,588,672
ONE Gas, Inc.	42,315	3,259,948
Portland General Electric Co.	38,589	1,750,397
Total Utilities		7,599,017
Total Common Stocks (Cost $228,313,985)		265,603,781

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 3.0%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,900,151 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $1,938,050)	$1,900,049	$1,900,049
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $399,729 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 - 02/29/24, totaling $407,702)	399,708	399,708
Mizuho Securities, USA, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,900,150 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 08/01/23 - 02/01/48, totaling $1,938,050)	1,900,049	1,900,049
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,900,151 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $1,938,050)	1,900,049	1,900,049

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,900,150 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,938,050)	$1,900,049	$1,900,049
Total Joint Repurchase Agreements		7,999,904

	Shares
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	4,076,861	4,076,861
Total Short-Term Investments (Cost $12,076,765)		12,076,765
Total Investments - 103.5% (Cost $240,390,750)		277,680,546
Other Assets, less Liabilities - (3.5)%		(9,382,763)
Net Assets - 100.0%		$268,297,783

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $7,845,460 or 2.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$265,603,781	—	—	$265,603,781
Short-Term Investments
Joint Repurchase Agreements	—	$7,999,904	—	7,999,904
Other Investment Companies	4,076,861	—	—	4,076,861

Total Investments in Securities	$269,680,642	$7,999,904	—	$277,680,546

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 17.3%
Burlington Stores, Inc.*	8,788	$1,342,894
Chuy’s Holdings, Inc.*	15,048	476,269
Dave & Buster’s Entertainment, Inc.*	10,737	527,723
Five Below, Inc.*	8,252	801,764
Fox Factory Holding Corp.*	15,616	776,115
Grand Canyon Education, Inc.*	10,637	1,239,530
Lithia Motors, Inc., Class A1	3,193	284,337
Oxford Industries, Inc.	5,590	514,951
Pool Corp.	3,151	482,891
Spartan Motors, Inc.	38,493	567,772
Total Consumer Discretionary		7,014,246
Consumer Staples - 0.9%
PriceSmart, Inc.	4,439	362,888
Energy - 1.6%
Matador Resources Co.*,1	19,009	636,802
Financials - 6.2%
Ameris Bancorp.	12,827	597,738
Encore Capital Group, Inc.*,1	10,367	374,249
Heritage Insurance Holdings, Inc.	12,897	221,442
Pinnacle Financial Partners, Inc.	8,652	540,750
Stifel Financial Corp.	5,756	317,328
Texas Capital Bancshares, Inc.*	5,241	475,883
Total Financials		2,527,390
Health Care - 24.6%
Acadia Healthcare Co., Inc.*	7,220	285,046
Amicus Therapeutics, Inc.*	30,281	440,588
Amneal Pharmaceuticals, Inc.*	18,541	355,431
Bruker Corp.	9,550	309,420
Cardiovascular Systems, Inc.*	19,856	753,138
Catalent, Inc.*	17,835	743,719
Cotiviti Holdings, Inc.*	13,806	616,300
DBV Technologies, S.A., Sponsored ADR (France)*	11,133	200,728
Dova Pharmaceuticals, Inc.*,1	12,015	259,164
Endologix, Inc.*	17,682	90,001
Global Blood Therapeutics, Inc.*,1	11,666	487,639
Globus Medical, Inc., Class A*	15,737	810,141
ICU Medical, Inc.*	3,003	861,260
Medidata Solutions, Inc.*	9,780	726,752
Neurocrine Biosciences, Inc.*	5,885	591,384
Portola Pharmaceuticals, Inc.*,1	12,945	463,431
Retrophin, Inc.*	14,844	410,288

	Shares	Value
Syneos Health, Inc.*	10,239	$504,527
Wright Medical Group NV (Netherlands)*	17,566	446,703
Zogenix, Inc.*,1	10,224	580,212
Total Health Care		9,935,872
Industrials - 18.2%
Cubic Corp.	5,761	392,324
Dycom Industries, Inc.*,1	3,733	332,834
Exponent, Inc.	18,157	887,877
Healthcare Services Group, Inc.[1]	8,930	359,522
HEICO Corp.[1]	13,847	1,057,495
JELD-WEN Holding, Inc.*	8,863	243,201
John Bean Technologies Corp.	5,277	583,636
Knight-Swift Transportation Holdings, Inc.	8,953	291,420
Ritchie Bros. Auctioneers, Inc. (Canada)	18,801	625,509
SiteOne Landscape Supply, Inc.*,1	9,749	869,221
Sun Hydraulics Corp.	7,795	405,808
Thermon Group Holdings, Inc.*	8,106	203,218
WageWorks, Inc.*	10,115	534,072
Woodward, Inc.	6,742	561,002
Total Industrials		7,347,139
Information Technology - 21.5%
Blackbaud, Inc.	6,254	624,212
Bottomline Technologies de, Inc.*	9,728	524,339
Cabot Microelectronics Corp.	4,840	582,978
EPAM Systems, Inc.*	7,374	960,169
ExlService Holdings, Inc.*	5,685	339,053
Forrester Research, Inc.	11,236	519,665
HubSpot, Inc.*	7,065	876,766
LogMeIn, Inc.	4,748	384,825
MACOM Technology Solutions Holdings, Inc.*,1	11,835	246,523
MAXIMUS, Inc.	4,929	319,448
Mimecast, Ltd.*	13,209	474,335
Power Integrations, Inc.	8,107	579,651
Rapid7, Inc.*	18,939	526,694
Silicon Laboratories, Inc.*	7,438	708,470
Tyler Technologies, Inc.*	2,130	479,229
Zebra Technologies Corp., Class A*	3,922	540,961
Total Information Technology		8,687,318
Materials - 3.7%
Balchem Corp.	7,818	784,067
PolyOne Corp.	15,692	703,786
Total Materials		1,487,853

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 2.6%
QTS Realty Trust, Inc., Class A, REIT	11,925	$509,794
STAG Industrial, Inc., REIT	19,841	542,056
Total Real Estate		1,051,850
Total Common Stocks (Cost $26,912,833)		39,051,358
	Principal Amount
Short-Term Investments - 14.3%
Joint Repurchase Agreements - 8.1%[2]
Deutsche Bank Securities, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $253,620 (collateralized by various U.S. Treasuries, 2.250% - 2.750%, 05/31/23 - 11/15/27, totaling $258,679)	$253,607	253,607
Mizuho Securities USA, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 08/01/23 - 02/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,000,054 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		3,253,607
	Shares
Other Investment Companies - 6.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	2,514,515	2,514,515
Total Short-Term Investments (Cost $5,768,122)		5,768,122
Total Investments - 110.9% (Cost $32,680,955)		44,819,480
Other Assets, less Liabilities - (10.9)%		(4,407,840)
Net Assets - 100.0%		$40,411,640

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,217,940 or 8.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$39,051,358	—	—	$39,051,358
Short-Term Investments
Joint Repurchase Agreements	—	$3,253,607	—	3,253,607
Other Investment Companies	2,514,515	—	—	2,514,515

Total Investments in Securities	$41,565,873	$3,253,607	—	$44,819,480

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 27.6%
Financials - 8.3%
A.S.P AMC Merger Sub, Inc.
8.000%, 05/15/25[1]	$305,000	$251,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.500%, 01/15/25	635,000	601,222
Air Lease Corp.
3.750%, 02/01/22[2]	430,000	430,642
2.750%, 01/15/23	70,000	66,586
Alexandria Real Estate Equities, Inc.
4.000%, 01/15/24	415,000	416,895
Alliant Holdings Intermediate LLC
8.250%, 08/01/23[1]	175,000	182,000
Ally Financial, Inc.
4.125%, 03/30/20	545,000	548,978
American Express Co.
2.500%, 08/01/22	1,155,000	1,111,702
American Tower Corp.
4.400%, 02/15/26	1,300,000	1,303,523
3.600%, 01/15/28	610,000	571,784
AssuredPartners, Inc.
7.000%, 08/15/25[1]	190,000	183,825
Athene Global Funding
3.000%, 07/01/22[1]	590,000	571,480
Avation Capital SA (Luxembourg)
6.500%, 05/15/21[1]	205,000	206,784
AXA Equitable Holdings, Inc.
3.900%, 04/20/23[1]	565,000	561,748
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia)
4.875%, 04/21/25	300,000	302,253
Banco BTG Pactual SA/Cayman Islands (Cayman Islands)
5.500%, 01/31/23[2]	300,000	292,128
Banco BTG Pactual SA/Luxembourg (Luxembourg)
8.750%, 07/31/29[3,4]	200,000	204,820
Banco de Credito e Inversiones (Chile)
4.000%, 02/11/23	700,000	705,429
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	304,500
7.000%, 02/01/23	200,000	203,000
Banco do Brasil SA/Cayman (Cayman Islands)
6.250%, 12/06/32[3,4]	1,800,000	1,523,250
Banco Internacional del Peru SAA (Panama)
5.750%, 10/07/20	800,000	836,008
Banco Internacional del Peru SAA Interbank (Peru)
8.500%, 04/23/70[4]	500,000	526,250

	Principal Amount	Value
Banco Macro S.A. (Argentina)
6.750%, 11/04/26[4]	$500,000	$477,547
Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
6.875%, 09/21/24[3,4]	200,000	206,702
7.625%, 09/21/24[3,4]	400,000	423,800
5.750%, 10/04/31[4]	400,000	390,500
Banco Santander Chile (Chile)
3.875%, 09/20/22	150,000	150,500
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
5.950%, 01/30/24[4]	1,204,000	1,219,050
Banco Santander, S.A. (Spain)
(3 month LIBOR plus 1.090%) 3.420%, 02/23/23[5]	600,000	601,554
Bancolombia SA (Colombia)
4.875%, 10/18/27[4]	400,000	393,500
Banistmo, S.A. (Panama)
3.650%, 09/19/22[1]	200,000	193,000
Bank of Montreal (Canada)
3.803%, 12/15/32[4]	450,000	420,944
Bantrab Senior Trust (Cayman Islands)
9.000%, 11/14/20	150,000	153,000
Barclays PLC (United Kingdom)
(3 month LIBOR plus 1.380%) 3.710%, 05/16/24[5]	440,000	438,550
BBVA Banco Continental, S.A. (Peru)
5.000%, 08/26/22	300,000	311,625
BBVA Bancomer SA/Texas
5.350%, 11/12/29[2,4]	400,000	387,188
5.125%, 01/18/33[4]	1,000,000	935,760
BDO Unibank, Inc., EMTN (Philippines)
2.625%, 10/24/21	300,000	290,145
2.950%, 03/06/23	2,050,000	1,944,653
BNP Paribas S.A. (France)
3.375%, 01/09/25[1]	620,000	589,674
Boston Properties LP
4.125%, 05/15/21	546,000	556,268
Brighthouse Financial Inc.
3.700%, 06/22/27	615,000	557,770
Capital One Financial Corp.
(3 month LIBOR plus 0.720%) 3.059%, 01/30/23[5]	140,000	139,554
Citigroup, Inc.
(3 month LIBOR plus 1.100%) 3.421%, 05/17/24[5]	815,000	822,096
Credit Agricole SA/London (United Kingdom)
3.750%, 04/24/23[1]	545,000	537,545
Credit Suisse Group AG (Switzerland)
(3 month LIBOR plus 1.240%) 3.566%, 06/12/24[1,5]	680,000	683,672

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 8.3% (continued)
Credito Real SAB de CV SOFOM ER (Mexico)
9.125%, 01/15/28[3,4]	$200,000	$199,000
Crown Castle International Corp.
3.700%, 06/15/26	600,000	568,912
4.000%, 03/01/27	775,000	752,682
3.650%, 09/01/27	610,000	574,191
DBS Group Holdings, Ltd.GMTN (Singapore)
3.600%, 07/27/26[3,4]	879,000	848,311
Digital Realty Trust LP
3.700%, 08/15/27	350,000	335,345
Discover Financial Services
4.100%, 02/09/27	710,000	686,688
Global Bank Corp. (Panama)
5.125%, 10/30/19	800,000	810,000
4.500%, 10/20/21[2]	700,000	696,500
The Goldman Sachs Group, Inc.
(3 month LIBOR plus 0.780%), 3.122%, 10/31/22[5]	395,000	396,048
(3 month LIBOR plus 1.170%), 3.491%, 05/15/26[5]	360,000	357,569
HSBC Holdings PLC (United Kingdom)
3.950%, 05/18/24[4]	875,000	874,044
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 02/01/22	175,000	178,827
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
6.375%, 12/15/25	240,000	241,800
Industrial Senior Trust (Cayman Islands)
5.500%, 11/01/22	500,000	501,250
Interoceanica IV Finance, Ltd. (Cayman Islands)
0.000%, 11/30/25[6]	1,505,475	1,270,244
Itau Unibanco Holding SA/Cayman Island (Cayman Islands)
6.500%, 10/01/23[2,3,4]	1,000,000	970,260
Liberty Mutual Group, Inc.
6.500%, 05/01/42[1]	679,000	835,752
Lloyds Banking Group PLC (United Kingdom)
3.574%, 11/07/28[4]	630,000	584,167
Macquarie Group, Ltd. (Australia)
3.189%, 11/28/23[1,4]	260,000	248,342
4.150%, 03/27/24[1,2,4]	295,000	292,925
Magnesita Finance S.A. (Luxembourg)
8.625%, 04/25/23[3]	504,000	504,635
Malayan Banking Bhd (Malaysia)
3.905%, 10/29/26[4]	1,800,000	1,770,354
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, 01/15/28	210,000	192,675

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3 month LIBOR plus 0.740%) 3.061%, 03/02/23[5]	$545,000	$545,964
Morgan Stanley
3.591%, 07/22/28[4]	585,000	556,081
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, 08/01/26	5,000	4,950
5.000%, 10/15/27	205,000	198,850
Nationstar Mortgage Holdings Inc.
8.125%, 07/15/23[1]	135,000	140,609
Navient Corp.
6.500%, 06/15/22	245,000	250,206
NFP Corp.
6.875%, 07/15/25[1]	250,000	244,375
Royal Bank of Scotland Group PLC (United Kingdom)
3.498%, 05/15/23[4]	285,000	278,075
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[6]	1,400,000	1,282,400
Springleaf Finance Corp.
6.875%, 03/15/25	165,000	167,888
7.125%, 03/15/26	100,000	101,875
Sprint Capital Corp.
6.875%, 11/15/28	155,000	149,575
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3 month LIBOR plus 0.740%) 3.076%, 01/17/23[5]	810,000	809,938
Synchrony Financial
3.950%, 12/01/27	55,000	50,218
Temasek Financial I, Ltd. (Singapore)
2.375%, 01/23/23	2,600,000	2,493,631
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, 06/01/25[1]	200,000	193,840
TerraForm Power Operating LLC
4.250%, 01/31/23[1]	155,000	149,575
Unifin Financiera SAB de CV (Mexico)
8.875%, 10/01/23[3,4]	800,000	760,000
Union Bank of the Philippines, EMTN (Philippines)
3.369%, 11/29/22	500,000	478,639
United Overseas Bank, Ltd., EMTN (Singapore)
3.500%, 09/16/26[4]	1,500,000	1,472,010
3.875%, 01/20/27[3,4]	600,000	560,446
Westpac Banking Corp. (Australia)
(3 month LIBOR plus 0.720%) 3.063%, 05/15/23[5]	875,000	880,390
Total Financials		51,191,085

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3%
AbbVie, Inc.
4.700%, 05/14/45	$568,000	$559,995
Adani Ports & Special Economic Zone, Ltd. (India)
3.500%, 07/29/20	300,000	296,554
3.950%, 01/19/22	700,000	686,337
Aeropuerto Internacional de Tocumen SA (Panama)
5.750%, 10/09/23	970,769	1,003,533
Ajecorp BV (Netherlands)
6.500%, 05/14/22	200,000	167,500
AK Steel Corp.
6.375%, 10/15/25	310,000	287,526
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, 03/15/25	215,000	194,162
Alibaba Group Holding, Ltd. (China)
2.800%, 06/06/23	200,000	193,067
Altice US Finance I Corp.
5.375%, 07/15/23[1]	200,000	202,250
American Axle & Manufacturing, Inc.
6.625%, 10/15/22[2]	217,000	222,696
6.250%, 03/15/26	190,000	183,350
Andeavor
5.125%, 12/15/26[2]	530,000	561,030
Anglo American Capital PLC (United Kingdom)
4.500%, 03/15/28[1]	615,000	586,307
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/46	240,000	250,839
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/48	310,000	312,922
APT Pipelines, Ltd. (Australia)
4.250%, 07/15/27[1]	1,000,000	968,411
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.000%, 02/15/25[1]	200,000	195,750
Arrow Electronics, Inc.
3.875%, 01/12/28	295,000	276,295
Ascend Learning LLC
6.875%, 08/01/25[1]	290,000	294,350
AstraZeneca PLC (United Kingdom)
2.375%, 06/12/22	630,000	606,342
AT&T, Inc.
5.250%, 03/01/37	785,000	788,434
Avantor, Inc.
9.000%, 10/01/25[1]	150,000	152,438
Axiata SPV2 Bhd (Malaysia)
Series 2
3.466%, 11/19/20	1,600,000	1,590,445
B&G Foods, Inc.
5.250%, 04/01/25[2]	185,000	178,062

	Principal Amount	Value
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.080%, 12/15/47	$610,000	$562,216
BAT Capital Corp. (3 month LIBOR plus 0.880%)
3.223%, 08/15/22[1,5]	110,000	110,917
Beacon Escrow Corp.
4.875%, 11/01/25[1]	205,000	191,993
Becton Dickinson and Co.
2.894%, 06/06/22	850,000	825,768
Bharat Petroleum Corp., Ltd. (India)
4.625%, 10/25/22	200,000	202,950
Bharti Airtel International Netherlands BV (Netherlands)
Series REGs
5.125%, 03/11/23	1,300,000	1,303,103
Bharti Airtel, Ltd. (India)
4.375%, 06/10/25	1,200,000	1,130,471
BlueLine Rental Finance Corp.
9.250%, 03/15/24[1]	235,000	248,806
Boston Scientific Corp.
4.000%, 03/01/28	310,000	306,933
Boyne USA, Inc.
7.250%, 05/01/25[1]	325,000	341,250
BPRL International Singapore Pte, Ltd., EMTN (Singapore)
4.375%, 01/18/27	1,500,000	1,437,138
Builders FirstSource, Inc.
5.625%, 09/01/24[1]	191,000	187,896
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	540,000	571,659
C&W Senior Financing DAC (Ireland)
6.875%, 09/15/27	1,300,000	1,277,250
Camposol S.A. (Peru)
10.500%, 07/15/21[1]	200,000	210,500
Canacol Energy, Ltd. (Canada)
7.250%, 05/03/25[1]	200,000	195,750
7.250%, 05/03/25	1,300,000	1,272,375
Canadian Natural Resources, Ltd. (Canada)
2.950%, 01/15/23	290,000	280,284
CB Escrow Corp.
8.000%, 10/15/25[1]	170,000	155,975
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 02/15/26[1]	145,000	144,536
5.000%, 02/01/28[1]	170,000	160,013
CDK Global Inc.
5.875%, 06/15/26	75,000	77,063
Celgene Corp.
4.350%, 11/15/47	625,000	576,493
Celulosa Arauco y Constitucion, S.A. (Chile)
4.750%, 01/11/22	200,000	205,852

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3% (continued)
Cengage Learning, Inc.
9.500%, 06/15/24[1,2]	$180,000	$157,950
Centene Corp.
4.750%, 01/15/25	175,000	175,219
5.375%, 06/01/26[1]	30,000	30,788
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	545,000	556,014
Cheniere Energy Partners LP
5.250%, 10/01/25	195,000	195,000
Cincinnati Bell, Inc.
7.000%, 07/15/24[1]	185,000	165,575
CNOOC Finance 2012, Ltd. (Hong Kong)
3.875%, 05/02/22	400,000	400,874
CNOOC Finance 2015 USA LLC
3.750%, 05/02/23	590,000	587,927
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, 03/15/26[1]	315,000	309,487
Coca-Cola Femsa SAB de CV (Mexico)
3.875%, 11/26/23	150,000	151,333
Colombia Telecomunicaciones SA ESP (Colombia)
8.500%, 03/18/25[3,4]	200,000	209,500
CommScope Technologies LLC
6.000%, 06/15/25[1]	180,000	186,300
Comunicaciones Celulares SA Via Comcel Trust (Cayman Islands)
6.875%, 02/06/24	200,000	208,097
Corning, Inc.
4.375%, 11/15/57	625,000	552,742
Cosan Overseas, Ltd. (Cayman Islands)
8.250%, 04/05/41[3]	2,000,000	2,040,000
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, 10/15/25[1]	205,000	197,825
CSC Holdings LLC
5.250%, 06/01/24[2]	135,000	130,275
CSI Compressco, LP/CSI Compressco Finance, Inc.
7.500%, 04/01/25[1]	150,000	150,000
CSX Corp.
3.800%, 11/01/46	645,000	592,207
CVS Health Corp.
5.050%, 03/25/48	560,000	582,510
Daimler Finance North America LLC
(3 month LIBOR plus 0.840%) 3.181%, 05/04/23[1,5]	1,175,000	1,178,475
Dana Financing Luxembourg Sarl (Luxembourg)
5.750%, 04/15/25[1]	155,000	153,063

	Principal Amount	Value
Delek & Avner Tamar Bond, Ltd. (Israel)
5.082%, 12/30/23[1]	$100,000	$100,590
Delek & Avner Tamar Bond, Ltd. (Israel)
5.412%, 12/30/25[1]	300,000	301,904
Delta Air Lines, Inc.
3.800%, 04/19/23	530,000	524,169
Digicel Group, Ltd. (Jamaica)
7.125%, 04/01/22[1,2]	300,000	192,375
7.125%, 04/01/22[2]	1,300,000	833,625
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/21[1]	160,000	165,200
Dollar Tree, Inc.
4.000%, 05/15/25	555,000	550,277
Embarq Corp.
7.995%, 06/01/36	125,000	118,125
Embotelladora Andina S.A. (Chile)
5.000%, 10/01/23	1,600,000	1,683,389
Empresa de Transporte de Pasajeros Metro S.A. (Chile)
5.000%, 01/25/47[1]	1,150,000	1,161,511
ENA Norte Trust (Panama)
4.950%, 04/25/23	1,126,537	1,137,803
Enable Midstream Partners LP
4.400%, 03/15/27	595,000	574,525
Energy Transfer LP
4.750%, 01/15/26	400,000	405,121
4.200%, 04/15/27	30,000	29,146
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 05/01/24[1]	190,000	157,225
7.750%, 05/15/26[1]	60,000	61,350
EQT Corp.
3.900%, 10/01/27	645,000	610,400
EQT Midstream Partners LP
Series 5Y
4.750%, 07/15/23	680,000	683,520
ESAL GmbH (American Samoa)
6.250%, 02/05/23	1,100,000	1,069,750
Expedia, Inc.
3.800%, 02/15/28	630,000	587,295
Exterran Energy Solutions, LP/EES Finance Corp
8.125%, 05/01/25	145,000	152,613
Extraction Oil & Gas, Inc.
5.625%, 02/01/26[1]	160,000	155,400
FedEx Corp.
4.750%, 11/15/45	580,000	594,493
Fermaca Enterprises S de RL de CV (Mexico)
6.375%, 03/30/38[1]	228,837	235,199
Fidelity National Information Services, Inc.
3.625%, 10/15/20	423,000	425,509

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3% (continued)
First Data Corp.
7.000%, 12/01/23[1]	$130,000	$136,338
5.750%, 01/15/24[1]	135,000	138,544
Flex Acquisition Co, Inc.
7.875%, 07/15/26[1]	50,000	50,470
Fomento Economico Mexicano SAB de CV (Mexico)
2.875%, 05/10/23	200,000	191,347
Ford Motor Co.
7.450%, 07/16/31	475,000	552,404
Foresight Energy LLC/Foresight Energy Finance Corp.
11.500%, 04/01/23[1]	180,000	161,550
Frontier Communications Corp.
8.500%, 04/15/20	80,000	80,800
8.500%, 04/01/26[1]	90,000	86,738
FTS International, Inc.
6.250%, 05/01/22	177,000	176,727
General Motors Co.
(3 month LIBOR plus 0.800%) 3.143%, 08/07/20[5]	210,000	210,936
General Motors Financial Co, Inc.
(3 month LIBOR plus 0.990%), 3.327%, 01/05/23[5]	540,000	542,885
3.950%, 04/13/24[2]	80,000	78,220
Genesys Telecommunications Laboratories Inc.
10.000%, 11/30/24[1]	220,000	244,750
Geopark, Ltd. (Chile)
6.500%, 09/21/24	600,000	594,252
Georgia-Pacific LLC
3.600%, 03/01/25[1]	580,000	575,228
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	335,000	341,597
GNL Quintero SA (Chile)
4.634%, 07/31/29	500,000	494,375
Gohl Capital, Ltd. (Isle of Man)
4.250%, 01/24/27	1,500,000	1,449,028
Golden Nugget, Inc.
6.750%, 10/15/24[1]	220,000	220,000
Gran Tierra Energy International Holdings, Ltd. (Cayman Islands)
6.250%, 02/15/25	726,000	702,405
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20[1]	600,000	549,456
7.875%, 12/18/20	600,000	549,456
GTT Communications, Inc.
7.875%, 12/31/24[1]	180,000	179,100
Guanay Finance, Ltd. (Cayman Islands)
6.000%, 12/15/20	1,102,986	1,109,383

	Principal Amount	Value
Gulfport Energy Corp.
6.375%, 05/15/25	$200,000	$195,750
GW Honos Security Corp. (Canada)
8.750%, 05/15/25[1]	295,000	297,212
Hasbro, Inc.
3.500%, 09/15/27	565,000	530,687
Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp.
5.625%, 02/15/26[1]	175,000	176,750
Hexion, Inc.
6.625%, 04/15/20	75,000	70,875
10.375%, 02/01/22[1]	190,000	187,862
Hi-Crush Partners LP
9.500%, 08/01/26[1]	30,000	29,700
Hilton Domestic Operating Co, Inc.
4.250%, 09/01/24	150,000	144,938
5.125%, 05/01/26[1]	350,000	351,750
Indian Oil Corp., Ltd. (India)
5.625%, 08/02/21	450,000	468,819
5.750%, 08/01/23	1,700,000	1,792,366
Indigo Natural Resources LLC
6.875%, 02/15/26[1]	185,000	179,912
Informatica LLC
7.125%, 07/15/23[1]	240,000	245,400
Intelsat Jackson Holdings S.A. (Luxembourg)
5.500%, 08/01/23	210,000	193,987
IRB Holding Corp.
6.750%, 02/15/26[1]	315,000	300,037
Iridium Communications, Inc.
10.250%, 04/15/23[1]	155,000	167,787
JBS Investments GmbH (American Samoa)
7.250%, 04/03/24	200,000	201,250
JBS USA LUX, S.A./JBS USA Finance, Inc.
6.750%, 02/15/28[1]	195,000	184,519
Jeld-Wen, Inc.
4.625%, 12/15/25[1]	155,000	147,638
KAR Auction Services, Inc.
5.125%, 06/01/25[1]	160,000	156,400
Kinder Morgan Energy Partners L.P., MTN
6.950%, 01/15/38	605,000	715,139
Kraft Heinz Foods Co.
2.800%, 07/02/20	375,000	372,352
The Kroger Co.
3.400%, 04/15/22	580,000	576,907
Kronos Acquisition Holdings, Inc. (Canada)
9.000%, 08/15/23[1]	325,000	283,562
Latam Finance, Ltd. (Cayman Islands)
6.875%, 04/11/24	500,000	498,750
Level 3 Communications, Inc.
5.750%, 12/01/22	125,000	125,781

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3% (continued)
Level 3 Financing, Inc.
5.375%, 01/15/24	$180,000	$178,650
Live Nation Entertainment, Inc.
5.625%, 03/15/26[1]	130,000	130,000
Lockheed Martin Corp.
4.700%, 05/15/46	535,000	578,644
MARB BondCo PLC (United Kingdom)
6.875%, 01/19/25	1,400,000	1,355,389
Marvell Technology Group, Ltd.
4.200%, 06/22/23	545,000	544,605
Match Group, Inc.
5.000%, 12/15/27[1]	195,000	183,909
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.500%, 06/01/26[1]	75,000	71,813
McDonald’s Corp., MTN
4.450%, 03/01/47	245,000	246,941
MEG Energy Corp. (Canada)
7.000%, 03/31/24[1]	185,000	167,887
Microchip Technology, Inc.
4.333%, 06/01/23[1]	540,000	542,029
Millicom International Cellular SA (Luxembourg)
5.125%, 01/15/28	200,000	189,980
Minerva Luxembourg SA (Luxembourg)
6.500%, 09/20/26	700,000	654,500
5.875%, 01/19/28	800,000	707,000
The Mosaic Co
4.050%, 11/15/27	570,000	549,312
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/26[1]	190,000	185,962
Nabors Industries, Inc.
5.750%, 02/01/25[1]	190,000	180,500
New Red Finance, Inc. (Canada)
5.000%, 10/15/25[1]	200,000	192,750
Newell Brands Inc.
5.500%, 04/01/46	275,000	264,270
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 08/26/22[3,7]	600,000	33,000
8.875%, 08/25/35[1,3,7]	400,000	22,000
Odebrecht Finance, Ltd. (Cayman Islands)
7.125%, 06/26/42	400,000	162,000
Omnicom Group, Inc.
3.600%, 04/15/26	570,000	545,402
ONGC Videsh Vankorneft Pte, Ltd. (Singapore)
3.750%, 07/27/26	2,500,000	2,339,210
Oracle Corp.
4.125%, 05/15/45	285,000	283,838
Orange S.A. (France)
2.750%, 02/06/19	454,000	453,999

	Principal Amount	Value
Owens Corning
4.400%, 01/30/48	$320,000	$265,444
Packaging Corp of America
3.400%, 12/15/27	310,000	292,983
Par Petroleum LLC/Petroleum Finance Corp.
7.750%, 12/15/25[1]	160,000	160,800
Peabody Energy Corp.
6.000%, 03/31/22[1]	300,000	310,125
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200%, 04/01/27[1]	275,000	271,652
Pesquera Exalmar S.A (Peru)
7.375%, 01/31/20	400,000	399,000
Petrobras Global Finance BV (Netherlands)
5.750%, 02/01/29	1,700,000	1,564,425
Petronas Capital, Ltd. (Malaysia)
3.500%, 03/18/25	300,000	293,953
PetSmart, Inc.
7.125%, 03/15/23[1]	285,000	193,800
5.875%, 06/01/25[1]	40,000	31,900
Phillips 66
5.875%, 05/01/42	241,000	282,191
Pilgrim’s Pride Corp.
5.750%, 03/15/25[1]	320,000	306,800
Polaris Intermediate Corp., PIK
8.500%, 12/01/22[1,8]	115,000	119,313
Post Holdings, Inc.
5.500%, 03/01/25[1]	290,000	286,375
Prime Security Services Borrower LLC
9.250%, 05/15/23[1]	215,000	230,587
QEP Resources, Inc.
5.250%, 05/01/23	155,000	153,450
5.625%, 03/01/26[2]	170,000	164,262
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 02/15/23[1]	10,000	9,725
6.625%, 02/15/25[1]	155,000	145,313
Raizen Fuels Finance SA (Luxembourg)
5.300%, 01/20/27	200,000	195,250
Reliance Holding USA, Inc.
5.400%, 02/14/22	1,500,000	1,558,656
Reynolds American, Inc.
4.000%, 06/12/22	410,000	413,873
Riverbed Technology, Inc.
8.875%, 03/01/23[1,2]	240,000	225,600
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/28	315,000	294,333
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	705,000	728,266
SACI Falabella (Chile)
3.750%, 04/30/23	900,000	899,820
Sanchez Energy Corp.
6.125%, 01/15/23	165,000	114,469

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3% (continued)
SBA Tower Trust
3.168%, 04/11/22[1]	$400,000	$393,557
Select Medical Corp.
6.375%, 06/01/21	195,000	197,681
Shire Acquisitions Investments (Ireland)
2.875%, 09/23/23	615,000	581,643
Sinopec Group Overseas Development 2016, Ltd. (China)
2.750%, 09/29/26	300,000	271,936
Sirius XM Radio, Inc.
5.375%, 07/15/26[1]	215,000	210,969
Six Flags Entertainment Corp.
4.875%, 07/31/24[1]	125,000	122,656
Smithfield Foods, Inc.
4.250%, 02/01/27[1]	580,000	555,499
Sophia LP/Sophia Finance, Inc.
9.000%, 09/30/23[1]	280,000	292,194
Sprint Corp.
7.125%, 06/15/24	235,000	242,050
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 03/20/25[1]	200,000	198,980
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)
7.000%, 07/15/26[1]	105,000	108,413
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500%, 06/15/25[1]	185,000	191,937
Sunoco Logistics Partners Operations LP
3.900%, 07/15/26	1,000,000	949,235
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26[1]	155,000	147,831
Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.375%, 04/30/25[1]	990,000	939,989
Sysco Corp.
3.250%, 07/15/27[2]	610,000	576,206
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.750%, 06/01/22[1]	180,000	159,750
Targa Resources Partners, LP/Targa Resources
Partners Finance Corp.
5.875%, 04/15/26[1]	175,000	178,719
Team Health Holdings, Inc.
6.375%, 02/01/25[1,2]	345,000	302,737
Telesat Canada/Telesat LLC (Canada)
8.875%, 11/15/24[1]	215,000	231,125
Tempur Sealy International Inc.
5.500%, 06/15/26[2]	200,000	191,250

	Principal Amount	Value
Tenet Healthcare Corp.
7.000%, 07/20/30[2]	$195,000	$196,462
Tervita Escrow Corp. (Canada)
7.625%, 12/01/21[1]	295,000	306,166
Teva Pharmaceutical Finance Netherlands III (Netherlands)
2.800%, 07/21/23	755,000	683,133
T-Mobile USA, Inc.
4.500%, 02/01/26	160,000	150,600
TransDigm, Inc.
6.375%, 06/15/26	195,000	196,462
Transocean Guardian, Ltd. (Cayman Islands)
5.875%, 01/15/24[1,2]	80,000	81,000
Transocean Pontus, Ltd. (Cayman Islands)
6.125%, 08/01/25[1]	60,000	61,276
Transocean Proteus, Ltd. (Cayman Islands)
6.250%, 12/01/24[1]	216,750	221,898
Transportadora de Gas Internacional S.A. ESP (Colombia)
5.700%, 03/20/22	200,000	204,796
Trident Merger Sub, Inc.
6.625%, 11/01/25[1]	155,000	146,088
Triumph Group, Inc.
7.750%, 08/15/25	190,000	177,650
Universal Hospital Services, Inc.
7.625%, 08/15/20	235,000	236,213
UPL Corp, Ltd. (Mauritius)
3.250%, 10/13/21	1,100,000	1,066,103
USA Compression Partners, LP/USA Compression Finance Corp.
6.875%, 04/01/26[1]	230,000	237,475
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/24[1]	90,000	95,760
9.250%, 04/01/26[1]	160,000	170,600
8.500%, 01/31/27[1]	50,000	51,475
Vedanta Resources PLC (India)
6.125%, 08/09/24	800,000	746,990
Verizon Communications, Inc.
4.400%, 11/01/34	550,000	536,223
Viking Cruises, Ltd.
5.875%, 09/15/27[1]	190,000	187,150
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, 04/15/23[1]	135,000	125,213
Vizient, Inc.
10.375%, 03/01/24[1]	155,000	170,887
Votorantim Cimentos SA (Brazil)
7.250%, 04/05/41	200,000	206,500
VTR Finance BV (Chile)
6.875%, 01/15/24	600,000	622,440
Waste Pro USA, Inc.
5.500%, 02/15/26[1]	195,000	186,712

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.3% (continued)
Weatherford International, Ltd.
9.875%, 02/15/24	$150,000	$153,000
WellCare Health Plans, Inc.
5.250%, 04/01/25	225,000	226,969
WestRock Co.
3.750%, 03/15/25[1]	580,000	568,928
Whiting Petroleum Corp.
6.625%, 01/15/26[2]	315,000	326,616
YPF SA (Argentina)
8.500%, 07/28/25[2]	1,050,000	1,053,937
6.950%, 07/21/27	700,000	626,500
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	565,000	560,191
Total Industrials		100,471,305
Utilities - 3.0%
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands)
7.950%, 05/11/26[1]	1,000,000	1,045,000
American Electric Power Co, Inc.
Series F 2.950%, 12/15/22	1,300,000	1,266,088
American Water Capital Corp.
3.400%, 03/01/25	775,000	765,543
Calpine Corp.
5.750%, 01/15/25[2]	95,000	87,637
Cometa Energia SA de CV (Mexico)
6.375%, 04/24/35	700,000	691,250
Duke Energy Corp.
3.750%, 09/01/46	110,000	99,617
3.950%, 08/15/47	350,000	325,145
Duke Energy Progress LLC
4.150%, 12/01/44	465,000	467,039
Duquesne Light Holdings, Inc.
3.616%, 08/01/27[1]	500,000	470,873
Edison International
4.125%, 03/15/28	550,000	546,852
Empresa Electrica Angamos S.A. (Chile)
4.875%, 05/25/29	373,035	366,479
Empresa Electrica Guacolda SA (Chile)
4.560%, 04/30/25	800,000	745,093
Energuate Trust (Guatemala)
5.875%, 05/03/27	200,000	190,750
Engie Energia Chile, S.A. (Chile)
5.625%, 01/15/21	700,000	729,588
Eversource Energy
Series K 2.750%, 03/15/22	1,000,000	974,875
Exelon Corp.
3.400%, 04/15/26	1,000,000	957,839

	Principal Amount	Value
Fortis, Inc. (Canada)
2.100%, 10/04/21	$545,000	$519,500
Inkia Energy, Ltd. (Peru)
5.875%, 11/09/27	700,000	681,625
Israel Electric Corp, Ltd. (Israel)
Series 6 5.000%, 11/12/24[1]	200,000	207,510
ITC Holdings Corp.
3.250%, 06/30/26	1,000,000	941,100
Mexico Generadora de Energia S de rl (Mexico)
5.500%, 12/06/32	351,884	350,037
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	290,000	280,439
NextEra Energy Operating Partners LP
4.500%, 09/15/27[1]	330,000	311,850
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500%, 11/01/23	130,000	133,087
Pampa Energia SA (Argentina)
7.500%, 01/24/27[2]	1,600,000	1,508,000
PSEG Power LLC
3.850%, 06/01/23	425,000	423,767
Sierra Pacific Power Co.
2.600%, 05/01/26	1,300,000	1,198,434
Southern California Edison Co.
Series C 4.125%, 03/01/48	290,000	282,239
The Southern Co.
1.850%, 07/01/19	110,000	109,173
Superior Plus LP/Superior General Partner, Inc. (Canada)
7.000%, 07/15/26[1]	225,000	228,094
Transelec, S.A. (Chile)
4.625%, 07/26/23[1]	300,000	307,029
4.625%, 07/26/23	200,000	204,734
Xcel Energy, Inc.
3.300%, 06/01/25	1,300,000	1,254,760
Total Utilities		18,671,046
Total Corporate Bonds and Notes (Cost $175,045,541)		170,333,436
Asset-Backed Securities - 9.5%
Adams Mill CLO, Ltd.
Series 2014-1A, Class D1 (3 month LIBOR plus 3.500%), 5.839%, 07/15/26[1,5]	250,000	250,966
AIMCO CLO Series
Series 2018-AA, Class D (3 month LIBOR plus 2.550%), 4.390%, 04/17/31[1,5]	500,000	484,506

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 9.5% (continued)
ALM VII R, Ltd.
Series 2013-7RA, Class CR (3 month LIBOR plus 4.040%), 6.379%, 10/15/28[1,5]	$1,000,000	$1,015,549
ALM XIX, Ltd.
Series 2016-19A, Class B (3 month LIBOR plus 3.000%), 5.339%, 07/15/28[1,5]	500,000	504,139
Series 2016-19A, Class C (3 month LIBOR plus 4.350%), 6.689%, 07/15/28[1,5]	500,000	503,517
Apidos CLO XII
Series 2013-12A, Class DR (3 month LIBOR plus 2.600%), 4.939%, 04/15/31[1,5]	500,000	493,493
Apidos CLO XVI
Series 2013-16A, Class BR (3 month LIBOR plus 1.950%), 4.292%, 01/19/25[1,5]	500,000	500,697
Apidos CLO XVIII
Series 2014-18A, Class D (3 month LIBOR plus 5.200%), 7.547%, 07/22/26[1,5]	250,000	251,481
Atrium IX
Series 9A, Class DR (3 month LIBOR plus 3.600%), 5.919%, 05/28/30[1,5]	1,000,000	1,008,092
Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR plus 2.950%), 5.298%, 10/20/30[1,5]	500,000	500,047
Series 2015-IA, Class DR (3 month LIBOR plus 2.600%), 4.948%, 01/20/31[1,5]	500,000	494,482
Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR plus 3.600%), 5.933%, 07/18/29[1,5]	1,000,000	1,004,608
Series 2018-1A, Class C (3 month LIBOR plus 2.600%), 4.939%, 04/15/31[1,5]	350,000	345,092
Series 2018-3A, Class D (3 month LIBOR plus 2.900%), 4.970%, 07/20/29[1,5]	500,000	495,607
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5 6.101%, 05/28/37[9]	208,300	214,323
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class B 5.682%, 12/16/41[1,9]	906,250	920,151

	Principal Amount	Value
BlueMountain CLO, Ltd.
Series 2013-1A, Class CR (3 month LIBOR plus 4.150%), 6.498%, 01/20/29[1,5]	$1,000,000	$1,007,341
Series 2016-2A, Class C (3 month LIBOR plus 4.100%), 6.431%, 08/20/28[1,5]	1,000,000	1,002,106
CAL Funding
Series 2018-1A, Class A 3.960%, 02/25/43[1]	718,750	713,845
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1A, Class CR (3 month LIBOR plus 2.750%), 5.089%, 01/30/31[1,5]	500,000	488,372
Canyon Capital CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR plus 3.600%), 5.939%, 07/15/30[1,5]	500,000	502,201
Castle Aircraft Securitiz
Series 2015-1A, Class A 4.703%, 12/15/40[1,9]	1,334,778	1,345,813
CLI Funding V LLC
Series 2013-2A, Class NOTE 3.220%, 06/18/28[1]	686,150	672,316
Cook Park CLO
Series 2018-1A, Class D (3 month LIBOR plus 2.600%), 4.948%, 04/17/30[1,5]	750,000	739,460
Credit Suisse Commercial Mortgage Trust
Series 2015-PR2, Class A1 4.250%, 07/26/55[1,9]	2,152,096	2,132,030
Credit-Based Asset Servicing & Securitization LLC
Series 2007-MX1, Class A4 6.231%, 12/25/36[1,9]	100,000	106,552
Dorchester Park CLO DAC
Series 2015-1A, Class ER (3 month LIBOR plus 5.000%), 7.348%, 04/20/28[1,5]	500,000	496,135
Dryden 57 CLO, Ltd.
Series 2018-57A, Class D (3 month LIBOR plus 2.550%), 4.440%, 05/15/31[1,5]	500,000	487,743
ECAF I, Ltd.
Series 2015-1A, Class A1 3.473%, 06/15/40[1]	520,653	516,177
Galaxy XVIII CLO, Ltd.
Series 2014-18A, Class D1 (3 month LIBOR plus 3.700%), 6.039%, 10/15/26[1,5]	500,000	501,847
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR plus 2.950%), 5.289%, 10/15/30[1,5]	500,000	500,355

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 9.5% (continued)
Gilbert Park CLO, Ltd.
Series 2017-1A, Class E (3 month LIBOR plus 6.400%), 8.739%, 10/15/30[1,5]	$1,000,000	$1,011,048
Global SC Finance II SRL
Series 2014-1A, Class A1 3.190%, 07/17/29[1]	825,000	806,920
Global SC Finance IV, Ltd.
Series 2018-1A, Class A 4.290%, 05/17/38[1]	490,000	492,755
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class D (3 month LIBOR plus 3.350%), 5.698%, 07/20/27[1,5]	500,000	500,680
GSAA Home Equity Trust
Series 2006-15, Class AF3B 5.933%, 09/25/36[4]	757,000	106,728
Halcyon Loan Advisors Funding, Ltd.
Series 2013-2A, Class C (3 month LIBOR plus 2.700%), 5.043%, 08/01/25[1,5]	250,000	250,501
Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR plus 1.250%), 3.323%, 03/17/37[1,5]	1,745,000	1,756,448
Series 2018-SFR1, Class D (1 month LIBOR plus 1.450%), 3.523%, 03/17/37[1,5]	1,150,000	1,152,868
LCM XIV, L.P.
Series 14A, Class DR (3 month LIBOR plus 2.750%), 5.146%, 07/20/31[1,5]	500,000	494,612
LCM XVIII L.P.
Series 19A, Class D (3 month LIBOR plus 3.450%), 5.789%, 07/15/27[1,5]	1,000,000	1,002,971
Madison Park Funding XV, Ltd.
Series 2014-15A, Class CR (3 month LIBOR plus 3.450%), 5.787%, 01/27/26[1,5]	500,000	500,615
Magnetite IX, Ltd.
Series 2014-9A, Class BR (3 month LIBOR plus 2.000%), 4.335%, 07/25/26[1,5]	500,000	500,365
Mosaic Solar Loan Trust
Series 2018-1A, Class A 4.010%, 06/22/43[1]	1,406,144	1,406,812
Mosaic Solar Loans LLC
Series 2017-1A, Class A 4.450%, 06/20/42[1]	624,749	636,158

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO, 27 Ltd.
Series 2018-27A, Class D (3 month LIBOR plus 2.600%), 4.939%, 01/15/30[1,5]	$500,000	$489,863
Octagon Investment Partners 27, Ltd.
Series 2016-1A, Class DR (3 month LIBOR plus 2.950%), 5.289%, 07/15/30[1,5]	500,000	500,000
Octagon Investment Partners XV, Ltd.
Series 2013-1A, Class DR (3 month LIBOR plus 3.700%), 6.042%, 07/19/30[1,5]	1,000,000	1,008,626
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class DR (3 month LIBOR plus 3.000%), 5.336%, 07/17/30[1,5]	500,000	500,000
Octagon Investment Partners XXI, Ltd.
Series 2014-1A, Class C (3 month LIBOR plus 3.650%), 6.005%, 11/14/26[1,5]	250,000	251,425
Octagon Investment Partners XXII, Ltd.
Series 2014-1A, Class ERR (3 month LIBOR plus 5.450%), 7.797%, 01/22/30[1,5]	500,000	489,571
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3 month LIBOR plus 3.500%), 5.848%, 03/17/30[1,5]	500,000	503,736
Series 2017-1A, Class D (3 month LIBOR plus 6.200%), 8.548%, 03/17/30[1,5]	250,000	251,265
OneMain Financial Issuance Trust
Series 2015-1A, Class A 3.190%, 03/18/26[1]	979,212	981,757
Series 2015-2A, Class A 2.570%, 07/18/25[1]	58,672	58,730
PRPM LLC
Series 2017-2A, Class A1 3.470%, 09/25/22[1,9]	3,508,869	3,494,201
SpringCastle America Funding LLC
Series 2016-AA, Class A 3.050%, 04/25/29[1]	980,973	978,110
Springleaf Funding Trust
Series 2015-AA, Class A 3.160%, 11/15/24[1]	1,108,442	1,107,978
Sprite 2017-1, Ltd.
Series 2017-1, Class A 4.250%, 12/15/37[1]	477,096	478,653
Symphony CLO XIV, Ltd.
Series 2014-14A, Class D2 (3 month LIBOR plus 3.600%), 5.939%, 07/14/26[1,5]	750,000	751,031

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 9.5% (continued)
TAL Advantage VI LLC
Series 2017-1A, Class A 4.500%, 04/20/42	$878,434	$890,870
TCI-Cent CLO, Ltd.
Series 2016-1A, Class C (3 month LIBOR plus 4.000%), 6.337%, 12/21/29[1,5]	1,000,000	1,008,668
TCI-Flatiron CLO, Ltd.
Series 2016-1A, Class C (3 month LIBOR plus 3.050%), 5.386%, 07/17/28[1,5]	750,000	754,270
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class D (3 month LIBOR plus 3.800%), 6.137%, 10/13/29[1,5]	1,000,000	1,003,772
THL Credit Wind River CLO, Ltd.
Series 2013-1A, Class CR (3 month LIBOR plus 3.650%), 5.998%, 07/20/30[1,5]	250,000	252,769
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class A 4.212%, 05/17/32[1,9]	458,333	461,620
Towd Point Mortgage Trust
Series 2015-6, Class A1B 2.750%, 04/25/55[1,4]	2,791,967	2,746,813
Trinity Rail Leasing 2010 LLC
Series 2010-1A, Class A 5.194%, 10/16/40[1]	935,773	977,794
Triton Container Finance V LLC
Series 2018-1A, Class A 3.950%, 03/20/43[1]	483,333	480,038
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 4.072%, 02/16/43[1]	697,083	695,450
VB-S1 Issuer LLC
Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,486,801
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/47[1,9]	3,913,134	3,883,798
Westcott Park CLO, Ltd.
Series 2016-1A, Class D (3 month LIBOR plus 4.350%), 6.698%, 07/20/28[1,5]	1,000,000	1,017,397
Total Asset-Backed Securities (Cost $58,306,676)		58,323,530

	Principal Amount	Value
Mortgage-Backed Securities - 16.3%
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	$48,590	$44,409
Series 2007-23CB, Class A3 (1 month LIBOR plus 0.500%), 2.564%, 09/25/37[5]	211,777	145,409
Series 2007-23CB, Class A4 (1 month LIBOR plus 6.500%), 4.436%, 09/25/37[5,10]	202,212	35,419
Series 2007-J2, Class 2A1 6.000%, 07/25/37	920,588	898,572
Banc of America Funding Trust
Series 2006-B, Class 7A1 3.673%, 03/20/36[4]	292,812	276,451
Series 2010-R9, Class 3A3 5.500%, 12/26/35[1]	407,970	348,394
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR plus 0.722%), 2.794%, 03/15/37[1,5]	918,000	919,435
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR plus 1.200%), 3.272%, 08/15/36[1,5]	132,000	132,299
Series 2017-DELC, Class D (1 month LIBOR plus 1.700%), 3.772%, 08/15/36[1,5]	150,000	150,066
Series 2017-DELC, Class E (1 month LIBOR plus 2.500%), 4.572%, 08/15/36[1,5]	314,000	315,789
Series 2017-DELC, Class F (1 month LIBOR plus 3.500%), 5.572%, 08/15/36[1,5]	301,000	304,713
BBCMS Trust
Series 2015-STP, Class D 4.284%, 09/10/28[1,4]	630,000	625,004
Series 2017-C1, Class XA 1.518%, 02/15/50[4,10]	7,886,068	759,782
Bear Stearns Asset Backed Securities I Trust
Series 2004-AC2, Class 2A 5.000%, 05/25/34	80,366	80,407
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ 5.524%, 01/12/45[4]	450,000	410,540
BHMS
Series 2018-ATLS, Class C (1 month LIBOR plus 1.900%), 3.972%, 07/15/35[1,5]	125,000	125,253
BX Trust
Series 2017-SLCT, Class D (1 month LIBOR plus 2.050%), 4.122%, 07/15/34[1,5]	330,970	331,797

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.3% (continued)
BX Trust
Series 2017-SLCT, Class E (1 month LIBOR plus 3.150%), 5.222%, 07/15/34[1,5]	$543,737	$546,794
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XA 1.061%, 01/10/48[4,10]	8,972,470	560,676
Series 2016-C4, Class C 5.038%, 05/10/58[4]	858,000	869,124
CHT 2017-COSMO Mortgage Trust
Series 2017-CSMO, Class E (1 month LIBOR plus 3.000%), 5.072%, 11/15/36[1,5]	609,000	614,783
Series 2017-CSMO, Class F (1 month LIBOR plus 3.741%), 5.813%, 11/15/36[1,5]	325,000	328,413
Citicorp Mortgage Securities Trust Series
Series 2007-2, Class 3A1 5.500%, 02/25/37	2,011	2,012
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.806%, 09/10/45[1,4,10]	685,468	38,627
Series 2014-GC25, Class XA 1.022%, 10/10/47[4,10]	4,761,693	242,987
Series 2015-GC27, Class D 4.428%, 02/10/48[1,4]	440,700	381,334
Series 2015-GC31, Class C 4.062%, 06/10/48[4]	780,000	736,331
Series 2015-GC35, Class C 4.499%, 11/10/48[4]	235,000	227,975
Series 2015-GC35, Class XA 0.880%, 11/10/48[4,10]	7,403,957	320,223
Series 2016-GC36, Class XA 1.322%, 02/10/49[4,10]	7,595,570	563,817
Series 2016-P3, Class XA 1.706%, 04/15/49[4,10]	5,471,547	515,436
Series 2016-P4, Class XA 2.001%, 07/10/49[4,10]	6,666,078	760,560
Series 2016-SMPL, Class D 3.520%, 09/10/31[1]	952,000	951,064
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 3.811%, 03/25/36[4]	1,062,611	1,051,043
Series 2010-7, Class 11A1 5.210%, 07/25/36[1,4]	1,514,019	1,529,846
COBALT Commercial Mortgage Trust
Series 2007-C2, Class AJFX 5.568%, 04/15/47[4]	52,799	53,262
COMM Mortgage Trust
Series 2016-DC2, Class C 4.641%, 02/10/49[4]	453,000	438,956
Series 2016-DC2, Class XA 1.049%, 02/10/49[4,10]	6,673,801	391,800
Series 2016-GCT, Class E 3.461%, 08/10/29[1,4]	780,000	748,924

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 1.879%, 10/15/45[4,10]	$1,516,272	$96,705
Series 2013-CR10, Class XA 0.771%, 08/10/46[4,10]	17,874,455	516,266
Series 2014-CR20, Class C 4.503%, 11/10/47[4]	300,000	296,306
Series 2015-CR23, Class D 4.253%, 05/10/48[4]	350,000	287,981
Series 2015-CR25, Class C 4.545%, 08/10/48[4]	470,000	465,083
Series 2015-CR26, Class B 4.492%, 10/10/48[4]	600,000	611,274
Series 2015-CR26, Class XA 1.029%, 10/10/48[4,10]	8,221,554	445,191
Series 2015-LC23, Class C 4.646%, 10/10/48[4]	585,000	580,732
Series 2016-CR28, Class C 4.647%, 02/10/49[4]	807,000	815,388
Core Industrial Trust
Series 2015-CALW, Class D 3.850%, 02/10/34[1,4]	500,000	498,835
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	827,284	733,791
Series 2006-J1, Class 2A1 7.000%, 02/25/36	449,840	181,167
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.444%, 12/20/35[4]	390,540	378,840
Series 2007-14, Class A15 6.500%, 09/25/37	956,253	865,755
Series 2007-2, Class A13 6.000%, 03/25/37	379,941	314,177
Series 2007-7, Class A4 5.750%, 06/25/37	65,958	56,431
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9, Class 5A9 5.500%, 10/25/35	1,097,977	983,919
Credit Suisse Mortgage Capital Certificates
Series 2007-1, Class 5A4 6.000%, 02/25/37	583,084	517,503
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.803%, 01/15/49[4,10]	6,929,945	658,154
CSMC Trust
Series 2013-IVR4, Class A11 3.484%, 07/27/43[1,4]	2,771,242	2,740,892
Series 2013-IVR4, Class A2 3.000%, 07/25/43[1,4]	2,771,242	2,656,779
Series 2017-CHOP, Class D (1 month LIBOR plus 1.900%), 3.972%, 07/15/32[1,5]	261,000	262,049

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.3% (continued)
CSMC Trust
Series 2017-CHOP, Class E (1 month LIBOR plus 3.300%), 5.372%, 07/15/32[1,5]	$261,000	$262,753
DBJPM
Series 2016-C1, Class C 3.350%, 05/10/49[4]	534,000	496,668
Series 2016-C1, Class XA 1.489%, 05/10/49[4,10]	7,618,218	650,607
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA7, Class A1 3.904%, 01/25/37[4]	1,993,663	1,821,940
FREMF Mortgage Trust
Series 2016-KF22, Class B (1 month LIBOR plus 5.050%), 7.140%, 07/25/23[1,5]	310,704	313,461
Great Wolf Trust
Series 2017-WOLF, Class D (1 month LIBOR plus 2.100%), 4.322%, 09/15/34[1,5]	274,000	275,445
Series 2017-WOLF, Class E (1 month LIBOR plus 3.100%), 5.322%, 09/15/34[1,5]	425,000	428,364
Series 2017-WOLF, Class F (1 month LIBOR plus 4.070%), 6.292%, 09/15/34[1,5]	226,000	228,024
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.659%, 11/10/47[4]	391,000	381,523
Series 2014-GC26, Class D 4.659%, 11/10/47[1,4]	1,500,000	1,287,237
Series 2015-GC34, Class XA 1.347%, 10/10/48[4,10]	6,371,807	443,258
Series 2015-GS1, Class XA 0.814%, 11/10/48[4,10]	10,591,982	499,899
Series 2016-GS2, Class XA 1.663%, 05/10/49[4,10]	7,296,457	661,959
Series 2017-GS7, Class XA 1.139%, 08/10/50[4,10]	10,348,962	800,598
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	2,612,275	2,529,131
Series 2006-AR1, Class 3A1 3.825%, 01/25/36[4]	291,816	285,766
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month LIBOR plus 1.050%), 3.122%, 12/15/34[1,5]	612,000	613,074
HSI Asset Loan Obligation Trust
Series 2007-2, Class 1A1 5.500%, 09/25/37	12,671	12,182

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2017-MAUI, Class C (1 month LIBOR plus 1.250%), 3.347%, 07/15/34[1,5]	$223,000	$223,428
Series 2017-MAUI, Class D (1 month LIBOR plus 1.950%), 4.047%, 07/15/34[1,5]	209,000	209,808
Series 2017-MAUI, Class E (1 month LIBOR plus 2.950%), 5.047%, 07/15/34[1,5]	185,000	186,074
Series 2017-MAUI, Class F (1 month LIBOR plus 3.750%), 5.847%, 07/15/34[1,5]	260,000	261,985
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.651%, 04/25/36[4]	1,697,290	1,629,864
Series 2006-LDP8, Class X 0.286%, 05/15/45[4,10]	44,600	66
Series 2006-LDP9, Class AM 5.372%, 05/15/47	115,069	115,551
Series 2007-LDPX, Class AM 5.464%, 01/15/49[4]	57,435	57,588
Series 2011-C4, Class XA 1.226%, 07/15/46[1,4,10]	309,425	7,165
Series 2012-C8, Class XA 1.792%, 10/15/45[4,10]	1,668,502	97,024
Series 2012-CBX, Class XA 2.066%, 06/15/45[4,10]	586,161	23,574
Series 2014-DSTY, Class A 3.429%, 06/10/27[1]	300,000	299,497
Series 2015-JP1, Class XA 1.128%, 01/15/49[4,10]	8,244,702	401,391
Series 2016-JP2, Class B 3.460%, 08/15/49	320,000	306,316
Series 2016-JP2, Class C 3.793%, 08/15/49[4]	246,000	235,326
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 0.937%, 02/15/47[4,10]	5,205,039	193,762
Series 2014-C21, Class XA 1.035%, 08/15/47[4,10]	3,567,282	168,939
Series 2014-C23, Class C 4.453%, 09/15/47[4]	330,824	331,833
Series 2014-C25, Class C 4.445%, 11/15/47[4]	450,000	443,565
Series 2014-C25, Class XA 0.953%, 11/15/47[4,10]	6,338,565	259,685
Series 2014-C26, Class XA 1.116%, 01/15/48[4,10]	5,093,780	216,722
Series 2015-C27, Class D 3.843%, 02/15/48[1,4]	263,000	231,609
Series 2015-C28, Class XA 1.151%, 10/15/48[4,10]	7,721,046	353,715
Series 2015-C33, Class C 4.618%, 12/15/48[4]	670,000	671,198

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.3% (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2016-C1, Class C 4.744%, 03/15/49[4]	$755,000	$767,657
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class XA 1.695%, 06/15/49[4,10]	7,639,785	630,193
Lehman XS Trust
Series 2007-12N, Class 1A3A (1 month LIBOR plus 0.200%), 2.264%, 07/25/47[5]	6,448,528	5,974,818
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C 4.559%, 03/10/49[1,4]	588,000	526,278
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.472%, 08/15/45[1,4,10]	688,459	31,324
Series 2014-C14, Class XA 1.153%, 02/15/47[4,10]	5,506,218	170,293
Series 2014-C18, Class C 4.489%, 10/15/47[4]	300,000	289,344
Series 2014-C19, Class C 4.000%, 12/15/47	413,500	391,648
Series 2015-C25, Class C 4.528%, 10/15/48[4]	785,000	784,064
Series 2015-C26, Class D 3.060%, 10/15/48[1]	800,000	643,223
Series 2015-C27, Class C 4.533%, 12/15/47[4]	80,000	76,887
Series 2016-C28, Class XA 1.273%, 01/15/49[4,10]	8,395,078	576,060
Series 2016-C29, Class C 4.751%, 05/15/49[4]	844,000	847,833
Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.393%, 09/15/47[1,4,10]	501,912	3,618
Series 2014-CPT, Class E 3.446%, 07/13/29[1,4]	250,000	244,591
Series 2014-MP, Class D 3.693%, 08/11/33[1,4]	350,000	344,197
Series 2016-UB11, Class XA 1.652%, 08/15/49[4,10]	2,802,189	250,519
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.497%, 07/25/35[4]	478,522	430,537
Series 2005-9AR, Class 2A 3.913%, 12/25/35[4]	4,381,651	4,190,572
Series 2007-14AR, Class 1A3 4.057%, 10/25/37[4]	1,014,068	905,828
MSCG Trust
Series 2016-SNR, Class C 5.205%, 11/15/34[1]	804,100	800,140

	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A (1 month LIBOR plus 0.950%), 3.022%, 06/15/35[1,5]	$584,000	$584,520
Series 2018-FL1, Class C (1 month LIBOR plus 2.200%), 4.272%, 06/15/35[1,5]	584,000	583,883
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3 5.318%, 08/25/35[4]	215,406	144,776
PR Mortgage Loan Trust
Series 2014-1, Class APT 5.912%, 10/25/49[1,4]	2,078,442	1,838,232
RALI Trust
Series 2005-QA10, Class A31 4.391%, 09/25/35[4]	970,033	862,312
Series 2006-QO10, Class A1 (1 month LIBOR plus 0.160%), 2.224%, 01/25/37[5]	6,083,482	5,792,967
Series 2006-QS7, Class A2 6.000%, 06/25/36	2,945,287	2,709,877
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	201,386	112,713
Series 2007-A1, Class A8 6.000%, 03/25/37	391,304	261,984
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class HV 3.000%, 11/25/57[4]	4,974,969	4,686,062
Sequoia Mortgage Trust
Series 2013-1, Class 2A1 1.855%, 02/25/43[4]	1,247,938	1,123,977
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-1, Class 2A2 3.590%, 02/25/36[4]	139,728	141,670
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.705%, 02/15/51[4]	917,000	918,038
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA 1.884%, 08/10/49[1,4,10]	1,507,768	95,104
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AM 6.009%, 02/15/51[4]	287,909	295,910
Washington Mutual Mortgage Pass Through Certificates WMALT Trust
Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,309,568	1,286,246
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[1]	725,000	593,264
Series 2015-C26, Class D 3.586%, 02/15/48[1]	471,800	385,601

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.3% (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C 4.130%, 05/15/48[4]	$400,000	$381,048
Series 2015-C31, Class C 4.610%, 11/15/48[4]	585,000	582,624
Series 2015-C31, Class XA 1.082%, 11/15/48[4,10]	8,299,207	491,497
Series 2015-LC22, Class C 4.542%, 09/15/58[4]	480,000	471,494
Series 2015-NXS1, Class XA 1.164%, 05/15/48[4,10]	4,365,233	222,576
Series 2015-NXS3, Class C 4.638%, 09/15/57[4]	610,000	588,414
Series 2016-C32, Class C 4.722%, 01/15/59[4]	558,000	546,543
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	491,047
Series 2016-C33, Class XA 1.781%, 03/15/59[4,10]	5,219,439	487,447
Series 2016-NXS6, Class XA 1.647%, 11/15/49[4,10]	6,235,685	555,996
Series 2017-C39, Class XA 1.143%, 09/15/50[4,10]	13,745,765	1,050,088
Series 2017-C41, Class C 4.512%, 11/15/50[4]	1,238,000	1,213,734
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A6 6.000%, 09/25/37	148,912	149,457
Series 2007-8, Class 1A16 6.000%, 07/25/37	160,098	159,920
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.843%, 08/15/45[1,4,10]	703,047	41,543
Series 2012-C9, Class XA 1.891%, 11/15/45[1,4,10]	1,117,315	72,343
Series 2014-C21, Class XA 1.075%, 08/15/47[4,10]	5,976,426	274,877
Total Mortgage-Backed Securities (Cost $100,587,001)		100,735,926
Municipal Bonds - 0.1%
State of California
7.550%, 04/01/39	305,000	451,299
Missouri Highway & Transportation Commission, Build America Bonds
5.063%, 05/01/24	220,000	237,545
Total Municipal Bonds (Cost $689,921)		688,844
U.S. Government and Agency Obligations - 34.1%
Fannie Mae - 9.0%
Fannie Mae,
3.000%, 03/01/45 to 04/01/45	6,457,341	6,225,161
3.500%, 12/01/31 to 03/01/46	9,262,718	9,222,389

	Principal Amount	Value
Fannie Mae,
4.000%, 09/01/31 to 06/01/42	$396,973	$403,731
4.500%, 03/01/42	81,241	83,120
Fannie Mae REMICS,
Series 2007-57, Class SX (1 month LIBOR plus 6.620%), 4.556%, 10/25/36[5,10]	124,201	16,272
Series 2009-86, Class CI (1 month LIBOR plus 5.800%), 3.736%, 09/25/36[5,10]	157,741	14,507
Series 2010-156, Class ZC 4.000%, 01/25/41	357,263	345,011
Series 2011-121, Class JP 4.500%, 12/25/41	141,649	146,118
Series 2011-18, Class UZ 4.000%, 03/25/41	493,471	511,522
Series 2012-105, Class Z 3.500%, 10/25/42	1,226,138	1,188,518
Series 2012-127, Class PA 2.750%, 11/25/42	1,652,563	1,596,906
Series 2012-20, Class ZT 3.500%, 03/25/42	4,505,067	4,384,053
Series 2012-31, Class Z 4.000%, 04/25/42	1,931,655	1,981,355
Series 2013-5, Class EZ 2.000%, 08/25/42	7,023,339	6,104,426
Series 2013-8, Class Z 3.000%, 02/25/43	5,616,139	5,168,634
Series 2014-73, Class CZ 3.000%, 11/25/44	5,594,576	5,020,806
Series 2015-9, Class HA 3.000%, 01/25/45	4,709,098	4,652,135
Series 2015-95, Class AP 3.000%, 08/25/42	3,267,523	3,195,440
Series 2016-24, Class NZ 3.000%, 05/25/46	5,820,189	5,316,140
Total Fannie Mae		55,576,244
Freddie Mac - 5.7%
Freddie Mac Gold,
3.000%, 07/01/45 to 08/01/45	6,795,326	6,569,689
3.500%, 10/01/42 to 02/01/45	4,949,513	4,918,320
4.000%, 10/01/41	124,493	125,536
5.000%, 07/01/35	20,428	21,757
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050, Class A2 3.334%, 08/25/25[4]	569,000	570,979
Series K053, Class A2 2.995%, 12/25/25	766,000	751,154
Series K054, Class A2 2.745%, 01/25/26	831,000	799,623
Series K722, Class X1 1.310%, 03/25/23[4,10]	5,404,417	262,283
Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	279,452	296,433

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 5.7% (continued)
Freddie Mac REMICS,
Series 3301, Class MS (1 month LIBOR plus 6.100%), 4.028%, 04/15/37[5,10]	$76,438	$8,295
Series 3382, Class SB (1 month LIBOR plus 6.000%), 3.928%, 11/15/37[5,10]	22,389	1,877
Series 3384, Class S (1 month LIBOR plus 6.390%), 4.318%, 11/15/37[5,10]	26,971	2,801
Series 3500, Class SA (1 month LIBOR plus 5.520%), 3.448%, 01/15/39[5,10]	62,147	5,087
Series 3626, Class AZ 5.500%, 08/15/36	131,797	138,087
Series 3738, Class BP 4.000%, 12/15/38	719,339	730,165
Series 3792, Class SE (1 month LIBOR plus 9.860%), 5.717%, 01/15/41[5]	903,021	880,244
Series 3795, Class VZ 4.000%, 01/15/41	134,919	138,213
Series 3872, Class BA 4.000%, 06/15/41	34,724	34,409
Series 3888, Class ZG 4.000%, 07/15/41	205,820	210,562
Series 3894, Class ZA 4.500%, 07/15/41	382,392	391,276
Series 3957, Class DZ 3.500%, 11/15/41	465,331	455,355
Series 3957, Class HZ 4.000%, 11/15/41	587,262	602,399
Series 4016, Class KZ 4.000%, 03/15/42	2,317,986	2,376,407
Series 4075, Class S (1 month LIBOR plus 5.500%), 3.428%, 07/15/42[5,10]	3,610,096	425,571
Series 4215, Class KC 2.250%, 03/15/38	2,043,122	2,004,382
Series 4316, Class BZ 3.000%, 03/15/44	3,415,931	3,096,232
Series 4323, Class GA 3.000%, 06/15/40	1,966,643	1,954,214
Series 4511, Class QA 3.000%, 01/15/41	3,029,888	2,991,762
Series 4750, Class PA 3.000%, 07/15/46	4,867,432	4,695,195
Total Freddie Mac		35,458,307
Ginnie Mae - 0.3%
Ginnie Mae,
Series 2004-35, Class SA (32.500% minus 6.5 times 1-Month LIBOR, Cap 32.500%, Floor 0.000%), 18.939%, 03/20/34[5]	21,723	31,643
Series 2008-69, Class SB (7.630% minus 1-Month LIBOR, Cap 7.630%, Floor 0.000%), 5.544%, 08/20/38[5,10]	253,861	42,438

	Principal Amount	Value
Ginnie Mae,
Series 2009-32, Class ZE 4.500%, 05/16/39	$285,823	$299,540
Series 2009-35, Class DZ 4.500%, 05/20/39	318,251	332,054
Series 2009-75, Class GZ 4.500%, 09/20/39	334,278	342,920
Series 2010-98, Class IA 5.755%, 03/20/39[4,10]	69,127	6,077
Series 2011-89, Class SA
(5.450% minus 1-Month LIBOR, Cap 5.450%,
Floor 0.000%), 3.364%, 06/20/41[5,10]	577,922	60,042
Series 2014-156, Class PS (6.250% minus 1-Month LIBOR, Cap 6.250%,
Floor 0.000%), 4.164%, 10/20/44[5,10]	2,321,784	331,032
Series 2014-5, Class PS (6.150% minus 1-Month LIBOR, Cap 6.150%,
Floor), 4.064%, 07/20/43[5,10]	2,197,452	243,338
Total Ginnie Mae		1,689,084
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds,
2.750%, 11/15/42	4,985,000	4,709,462
2.875%, 08/15/45 to 11/15/46	8,550,000	8,222,687
3.375%, 05/15/44	2,340,000	2,463,855
3.625%, 08/15/43	5,110,000	5,596,847
U.S. Treasury Notes,
1.500%, 10/31/19	7,350,000	7,256,259
1.625%, 11/30/20	6,300,000	6,144,346
1.750%, 11/30/19 to 10/31/20	11,910,000	11,729,268
2.000%, 09/30/20 to 05/31/21	11,870,000	11,661,380
2.125%, 08/31/20 to 09/30/24	11,570,000	11,242,415
2.750%, 02/15/28 to 11/15/47	7,050,000	6,797,627
3.000%, 02/15/47	3,400,000	3,349,797
1.125%, 01/31/19 to 06/30/21	6,775,000	6,490,964
1.875%, 01/31/22 to 08/31/24	7,145,000	6,770,960
2.250%, 10/31/24 to 11/15/27	20,255,000	19,254,147
United States Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	6,238,095	6,066,971
Total U.S. Treasury Obligations		117,756,985
Total U.S. Government and Agency Obligations (Cost $215,800,743)		210,480,620
Foreign Government Obligations - 2.8%
Argentine Republic Government International Bond (Argentina)
5.875%, 01/11/28[2]	450,000	378,511
6.625%, 07/06/28[2]	350,000	310,013
6.875%, 01/26/27	1,400,000	1,275,414
Banco de Costa Rica (Costa Rica)
5.250%, 08/12/18	300,000	299,625
Chile Government International Bond (Chile)
3.125%, 03/27/25	600,000	583,590
3.125%, 01/21/26	1,900,000	1,827,800
Costa Rica Government (Costa Rica)
9.995%, 08/01/20	500,000	553,750
Fondo MIVIVIENDA S.A. (Peru)
3.500%, 01/31/23	300,000	292,500

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Foreign Government Obligations - 2.8% (continued)
Israel Government International Bond (Israel)
2.875%, 03/16/26	$1,100,000	$1,047,416
Malaysia Sovereign Sukuk Bhd (Malaysia)
3.043%, 04/22/25	1,200,000	1,144,548
Malaysia Sukuk Global Bhd (Malaysia)
3.179%, 04/27/26	750,000	713,320
Mexico Government International Bond (Mexico)
3.750%, 01/11/28[2]	810,000	768,892
4.150%, 03/28/27	681,000	671,381
Panama Government International Bond (Panama)
4.000%, 09/22/24	500,000	508,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
4.150%, 03/29/27[1]	1,200,000	1,173,000
4.150%, 03/29/27	800,000	782,000
Philippine Government International Bond (Philippines)
4.200%, 01/21/24	2,300,000	2,366,166
Provincia De Buenos Aires/Argentina (Argentina)
7.875%, 06/15/27	1,500,000	1,335,015
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[1,6]	1,396,000	1,278,736
Total Foreign Government Obligations (Cost $18,095,841)		17,310,177
Floating Rate Senior Loan Interests - 4.2%
Financials - 0.5%
Acrisure LLC First Lien Term Loan B-2, (3 month LIBOR plus 4.250%), 6.592%, 11/22/23[5]	438,894	440,403
AlixPartners LLP 2017 Refinancing Term Loan, (1 month LIBOR plus 2.750%), 4.827%, 04/04/24[5]	458,838	460,149
AssuredPartners, Inc. 2017 September Refinancing Term Loan, (1 month LIBOR plus 3.250%), 0.000%, 10/22/24[5,11]	436,577	437,714
Asurion LLC Replacement B-6 Term Loan, (1 month LIBOR plus 3.000%), 5.077%, 11/03/23[5]	448,838	448,959
Canyon Valor Companies Inc. Initial Dollar Term Loan (First Lien), (3 month LIBOR plus 3.250%), 5.584%, 06/16/23[5]	444,335	447,270
The Edelman Financial Center LLC, (3 month LIBOR plus 3.250%), 5.592%, 07/20/25[5]	145,000	145,834

	Principal Amount	Value
TKC Holdings Inc Initial Term Loan (First Lien), (1 month LIBOR plus 3.750%), 5.830%, 02/01/23[5]	$448,864	$449,355
UFC Holdings, LLC Term Loan (First Lien), (1 month LIBOR plus 3.250%), 5.330%, 08/18/23[5]	448,858	451,102
Total Financials		3,280,786
Industrials - 3.4%
Almonde Inc First Lien Dollar Term Loan, (3 month LIBOR plus 3.500%), 0.000%, 06/16/24[5,11]	400,000	394,938
Alterra Mountain Company Initial Term Loan, (1 month LIBOR plus 3.000%), 5.077%, 07/31/24[5]	458,847	459,994
Applied Systems, Inc. Initial Term Loan (First Lien), (3 month LIBOR plus 3.250%), 0.000%, 09/19/24[5,11]	458,844	461,234
Auris Luxembourg Iii, S.A., (USD LIBOR plus 3.750%), 0.000%, 07/24/25[5,11]	190,000	191,603
Banff Merger Sub, Inc., (USD LIBOR plus 4.250%), 0.000%, 06/28/25[5,11]	455,000	456,649
BCP Renaissance Parent LLC Initial Term Loan, (3 month LIBOR plus 3.500%), 5.842%, 10/31/24[5]	230,000	231,253
BJ’s Wholesale Club Inc First Lien Tranche B Term Loan, (1 month LIBOR plus 3.500%), 5.597%, 02/03/24[5]	450,000	451,656
Brookfield Wec Holdings Inc. First Lien Term Loan, (1 month LIBOR plus 3.750%), 0.000%, 08/01/25[5,11]	235,000	236,885
Caesars Resort Collection LLC Term B Loan, (1 month LIBOR plus 2.750%), 4.827%, 12/22/24[5]	448,872	450,996
CH Hold Corp First Lien Initial Term Loan, (1 month LIBOR plus 3.000%), 5.077%, 02/01/24[5]	448,864	451,950
Change Healthcare Holdings LLC Closing Date Term Loan, (1 month LIBOR plus 2.750%), 4.827%, 03/01/24[5]	448,864	448,724
CHG Healthcare Services Inc. New Term Loan, (3 month LIBOR plus 3.000%), 5.210%, 06/07/23[5]	450,000	451,567
Colorado Buyer Inc. Initial Term Loan (First Lien), (3 month LIBOR plus 3.000%), 0.000%, 05/01/24[5,11]	448,867	450,830
Concentra Inc. First Lien Term B-1 Loan, (1 month LIBOR plus 2.750%), 4.850%, 06/01/22[5]	450,000	451,313

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 3.4% (continued)
Cvent Inc First Lien Term Loan,
(1 month LIBOR plus 3.750%), 0.000%, 11/30/24[5,11]	$448,875	$449,717
EG America LLC Additional Facility Loan,
(3 month LIBOR plus 4.000%), 6.334%, 02/06/25[5]	448,875	447,893
Equian LLC 2018 Incremental Term Loan B,
(1 month LIBOR plus 3.250%), 5.331%, 05/19/24[5]	448,867	449,989
Equinox Holdings Inc. Term B-1 Loan,
(1 month LIBOR plus 3.000%), 5.077%, 03/08/24[5]	448,869	449,992
Explorer Holdings, Inc. Initial Term Loan,
(3 month LIBOR plus 3.750%), 6.084%, 05/03/23[5]	448,855	451,099
Filtration Group Corporation Initial Dollar Term Loan,
(1 month LIBOR plus 3.000%), 5.077%, 03/29/25[5]	448,875	451,159
Garda World Security Corporation New Incremental Term B Loan,
(3 month LIBOR plus 3.500%), 5.800%, 05/26/24[5]	448,864	452,174
Gates Global LLC Initial B-2 Dollar Term Loan,
(3 month LIBOR plus 2.750%), 5.084%, 03/31/24[5]	448,869	450,496
Gentiva Health Services Inc. First Lien Closing Date Initial Term Loan,
(3 month LIBOR plus 3.750%), 6.125%, 07/02/25[5,11]	380,625	383,232
GrafTech Finance Inc. Initial Term Loan,
(1 month LIBOR plus 3.500%), 5.590%, 02/12/25[5]	145,000	145,181
Greeneden US Holdings II LLC Tranche B-3 Dollar Term Loan,
(1 month LIBOR plus 3.500%), 5.577%, 12/01/23[5]	458,847	461,772
GTT Communications Inc. Closing Date U.S. Term Loan,
(1 month LIBOR plus 2.750%), 4.830%, 05/31/25[5]	450,000	445,500
Hyland Software Inc Senior Secured First Lien Term-3 Loan,
(1 month LIBOR plus 3.250%), 5.327%, 07/01/22[5]	448,864	451,108
Informatica LLC Dollar Term B-1 Loan,
(1 month LIBOR plus 3.250%), 5.327%, 08/06/22[5]	473,806	476,387
IRB Holding Corp Term B Loan,
(1 month LIBOR plus 3.250%), 5.347%, 02/05/25[5]	448,875	452,578

	Principal Amount	Value
Jaguar Holding Company II 2018 Term Loan,
(1 month LIBOR plus 2.500%), 0.000%, 08/18/22[5,11]	$525,000	$525,919
Kronos Incorporated 2018 New Incremental Term Loan,
(USD LIBOR plus 3.000%), 0.000%, 11/01/23[5,11]	448,875	450,792
Life Time Inc New 2017 Refinancing Term Loan,
(2 month LIBOR plus 2.750%), 5.057%, 06/15/22[5]	448,869	450,112
Milacron LLC Term B Loan,
(1 month LIBOR plus 2.500%), 4.577%, 09/28/23[5]	437,324	438,144
Mitchell International, Inc. Initial Term Loan (First Lien),
(1 month LIBOR plus 3.250%), 0.000%, 11/30/24[5,11]	319,200	319,283
Mitel Networks Inc. Term Loan (First Lien),
(USD LIBOR plus 4.500%), 0.000%, 07/13/25[5,11]	295,000	296,967
MPH Acquisition Holdings LLC Initial Term Loan,
(3 month LIBOR plus 2.750%), 5.084%, 06/07/23[5]	475,000	475,561
National Vision Inc. First Lien New Term Loan,
(1 month LIBOR plus 2.750%), 4.827%, 11/20/24[5]	448,869	450,506
Playa Resorts Holding BV Initial Term Loan,
(1 month LIBOR plus 2.750%), 4.830%, 04/27/24[5]	448,869	445,923
PODS LLC Tranche B-4 Term Loan,
(1 month LIBOR plus 2.750%), 0.000%, 11/21/24[5,11]	525,000	526,394
Prime Security Services Borrower, Term B-1 Loan (First Lien),
(1 month LIBOR plus 2.750%), 0.000%, 05/02/22[5,11]	380,208	381,238
Scientific Games International, Inc. Initial Term B-5 Loan,
(1 month LIBOR plus 2.750%), 0.000%, 08/14/24[5,11]	498,750	499,685
SCS Holdings I Inc. New Tranche B Term Loan (First Lien),
(1 month LIBOR plus 4.250%), 0.000%, 10/30/22[5,11]	296,029	298,187
Securus Technologies Holdings Inc Initial Term Loan (First Lien),
(1 month LIBOR plus 4.500%), 6.577%, 11/01/24[5]	448,872	450,743
Select Medical Corp Tranche B Term Loan,
(1 month LIBOR plus 2.750%), 5.790%, 03/06/25[5]	448,864	451,015
Solenis International LP First Lien Initial Dollar Term Loan,
(3 month LIBOR plus 4.000%), 6.179%, 12/26/23[5]	240,000	241,500

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 3.4% (continued)
Solera LLC Dollar Term Loan,
(1 month LIBOR plus 2.750%), 4.827%, 03/03/23[5]	$450,000	$450,985
Sophia LP Term B Loan,
(3 month LIBOR plus 3.250%), 5.584%, 09/30/22[5]	463,807	465,208
StandardAero Aviation Holdings Inc Initial Term Loan,
(1 month LIBOR plus 3.750%), 5.830%, 07/07/22[5]	448,846	448,245
Tenneco Inc. Term Loan,
(USD LIBOR plus 2.750%), 0.000%, 06/18/25[5,11]	295,000	294,170
Vertafore Inc. Initial Term Loan (First Lien),
(1 month LIBOR plus 3.250%), 0.000%, 07/02/25[5,11]	465,000	464,709
Yak Access LLC First Lien Initial Term Loan,
(1 month LIBOR plus 5.000%), 7.078%, 07/11/25[5]	290,000	278,763
Total Industrials		21,111,918
Utilities - 0.3%
Exgen Renewables IV LLC Loan,
(3 month LIBOR plus 3.000%), 5.310%, 11/28/24[5]	450,000	454,219
Frontera Generation Holdings LLC Initial Term Loan,
(1 month LIBOR plus 4.250%), 6.342%, 05/02/25[5]	450,000	452,250
Pike Corporation Initial Term Loan (2018),
(1 month LIBOR plus 3.500%), 5.580%, 03/23/25[5]	520,843	525,465
Total Utilities		1,431,934
Total Floating Rate Senior Loan Interests (Cost $25,801,344)		25,824,638
	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Colombia)*	17,242	251,304
SandRidge Energy, Inc.*	864	14,100
Total Energy		265,404
Total Common Stocks (Cost $340,428)		265,404
Investment Companies - 3.6%
DoubleLine Global Bond Fund, Class I %[12]	2,132,650	21,902,311

*	Non-income producing security.
#	Less than 0.05%.

	Principal Amount	Value
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 1.2%[13]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,706,505 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $1,740,542)	$1,706,414	$1,706,414
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $358,886 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 -02/29/24, totaling $366,044)	358,867	358,867
Mizuho Securities, LLC dated 07/31/18, due 08/01/18, 1.910% total to be received $1,706,505 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 08/01/23 - 02/01/48, totaling $1,740,542)	1,706,414	1,706,414
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $1,706,505 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $1,740,543)	1,706,414	1,706,414
RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.930% total to be received $1,706,505 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $1,740,542)	1,706,414	1,706,414
Total Joint Repurchase Agreements		7,184,523
U.S. Government Obligations - 0.6%
United States Treasury Bill, 1.825%, 09/06/18[14]	2,270,000	2,265,841
United States Treasury Bill, 2.065%, 12/06/18[14]	1,830,000	1,816,927
Total U.S. Government Obligations		4,082,768

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[15]	11,839,056	11,839,056
Total Short-Term Investments (Cost $23,106,080)		23,106,347
Total Investments - 101.9% (Cost $640,001,780)		628,971,233
Other Assets, less Liabilities - (1.9)%		(11,708,175)
Net Assets - 100.0%		$617,263,058

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2018, the value of these securities amounted to $119,743,733 or 19.4% of net assets.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

[2]	Some or all of these securities, amounting to $6,969,737 or 1.1% of net assets, were out on loan to various brokers.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.
[5]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2018.
[6]	Zero Coupon Bond.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[9]	Step Coupon. Security becomes interest bearing at a future date.
[10]

Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

[11]	Loan will settle after July 31, 2018, at which time the interest rate will be known.
[12]	Affiliated issuer. See summary of affiliated investment transaction for details.
[13]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[14]	Represents yield to maturity at July 31, 2018.
[15]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
DoubleLine Floating Rate Fund	—	$2,200,000	$(13,752,870)	$(129,494)	$87,860	$323,350	—
DoubleLine Global Bond Fund	2,132,650	4,600,000	—	—	(314,487)	202,631	$21,902,311

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$170,333,436	—	$170,333,436
Asset-Backed Securities	—	58,323,530	—	58,323,530
Mortgage-Backed Securities	—	100,735,926	—	100,735,926
Municipal Bonds	—	688,844	—	688,844
U.S. Government and Agency Obligations†	—	210,480,620	—	210,480,620
Foreign Government Obligations	—	17,310,177	—	17,310,177
Floating Rate Senior Loan Interests†	—	25,824,638	—	25,824,638
Common Stocks††	$265,404	—	—	265,404
Investment Companies	21,902,311	—	—	21,902,311
Short-Term Investments
Joint Repurchase Agreements	—	7,184,523	—	7,184,523
U.S. Government Obligations	—	4,082,768	—	4,082,768
Other Investment Companies	11,839,056	—	—	11,839,056

Total Investments in Securities	$34,006,771	$594,964,462	—	$628,971,233

†

All corporate bonds and notes, U.S. government and agency obligations and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, U.S. government and agency obligations and floating rate senior loan interest by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Investment Companies - 82.4%
Strategic Fixed Income - 27.0%
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class I	153,319	$1,813,761
Metropolitan West Unconstrained Bond Fund, Class I	184,610	2,171,010
PIMCO Mortgage Opportunities Fund, Institutional Class	197,670	2,170,417
PIMCO Preferred and Capital Security Fund, Institutional Class	184,018	1,875,149
Total Strategic Fixed Income		8,030,337
Long/Short Strategies - 24.0%
361 Global Long/Short Equity Fund, Class Y	119,183	1,419,473
Balter European L/S Small Cap Fund, Institutional Class	123,683	1,421,122
Boston Partners Long/Short Equity Fund, Institutional Class*	67,379	1,435,173
Diamond Hill Long-Short Fund, Class I	107	2,866
FPA Crescent Fund	39,876	1,420,373
Neuberger Berman US Equity Index PutWrite Strategy Fund, Institutional Class	129,402	1,424,717
Total Long/Short Strategies		7,123,724
Global Macro - 12.1%
BlackRock Total Factor Fund, Institutional Class	140,581	1,431,114
Western Asset Macro Opportunities Fund, Class IS	198,296	2,169,354
Total Global Macro		3,600,468
Arbitrage - 9.9%
BlackRock Event Driven Equity Fund, Class IS	84,767	780,701
Calamos Market Neutral Income Fund, Class I	161,446	2,161,757
Total Arbitrage		2,942,458
Managed Futures - 9.4%
361 Global Managed Futures Strategy Fund, Institutional Class	133,204	1,425,287

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Abbey Capital Futures Strategy Fund, Class I*	60,471	$675,464
Credit Suisse Managed Futures Strategy Fund, Class I*	68,775	676,743
Total Managed Futures		2,777,494
Total Investment Companies (cost $23,765,355)		24,474,481
Exchange Traded Funds - 15.4%
Long/Short Strategies - 10.6%
ProShares Large Cap Core Plus	24,585	1,710,133
WisdomTree Dynamic Long/Short U.S. Equity Fund	41,675	1,433,182
Total Long/Short Strategies		3,143,315
Hedged International Equity - 4.8%
Wisdomtree Dynamic Currency Hedged International Equity Fund, Institutional Class	48,010	1,433,579
Total Exchange Traded Funds (cost $3,869,693)		4,576,894
Short-Term Investments - 0.2%
Other Investment Companies - 0.2%
Money Market Fund - 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[1] (cost $52,370)	52,370	52,370
Total Investments - 98.0% (cost $27,687,418)		29,103,745
Other Assets, less Liabilities - 2.0%		579,012
Net Assets - 100.0%		$29,682,757

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies†	$24,474,481	—	—	$24,474,481
Exchange Traded Funds†	4,576,894	—	—	4,576,894
Short-Term Investments
Other Investment Companies	52,370	—	—	52,370

Total Investments in Securities	$29,103,745	—	—	$29,103,745

†

All investment companies and exchange traded funds held in the Fund are level 1 securities. For a detailed breakout of investment companies and exchange traded funds, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Long Positions - 98.5%
Common Stocks - 97.5%
Consumer Discretionary - 35.5%
Asbury Automotive Group, Inc.*,1	6,949	$488,515
Comcast Corp., Class A1	66,901	2,393,718
Discovery, Inc., Class C*,1	25,759	632,383
Expedia, Inc.[1]	3,882	519,567
GCI Liberty Inc., Class A*,1	31,009	1,491,843
General Motors Co.	24,716	936,982
Liberty Broadband Corp., Class C*	12,713	1,010,302
Liberty Global PLC, Class C (United Kingdom)*	36,155	981,247
Liberty Latin America, Ltd., Class C*	28,863	558,788
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	45,744	2,160,489
Tractor Supply Co.	6,689	522,010
Total Consumer Discretionary		11,695,844
Consumer Staples - 18.4%
Casey’s General Stores, Inc.[1]	11,038	1,207,336
Hostess Brands, Inc.*,1	94,849	1,328,835
Nestle SA, Sponsored ADR (Switzerland)	26,842	2,187,891
Walgreens Boots Alliance, Inc.	19,545	1,321,633
Total Consumer Staples		6,045,695
Financials - 22.4%
Axis Capital Holdings, Ltd. (Bermuda)	8,822	498,972
Berkshire Hathaway, Inc., Class B*	10,240	2,026,189
The Blackstone Group LP, (MLP) [1]	34,283	1,197,162
Brookfield Asset Management, Inc., Class A (Canada)	27,907	1,176,559
Cannae Holdings, Inc.*	25,478	464,974
Oaktree Capital Group LLC, (MLP) [1]	16,904	717,575
Wells Fargo & Co.[1]	22,223	1,273,156
Total Financials		7,354,587
Health Care - 10.0%
Allergan PLC[1]	4,130	760,292
McKesson Corp.[1]	13,169	1,654,026
Premier, Inc., Class A*,1	23,070	862,818
Total Health Care		3,277,136
Industrials - 5.1%
Alaska Air Group, Inc.	20,686	1,299,701
General Electric Co.[1]	27,884	380,059
Total Industrials		1,679,760
Information Technology - 4.7%
Alphabet, Inc., Class C*,1	1,265	1,539,834

	Shares	Value
Real Estate - 1.4%
Alexander & Baldwin, Inc., REIT [1]	19,736	$472,677
Total Common Stocks (Cost $29,906,462)		32,065,533
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[2]	344,522	344,522
Total Short-Term Investments (Cost $344,522)		344,522
Total Investments - 98.5% (Cost $30,250,984)		32,410,055
Short Sales - (42.1%)[3]
Common Stocks - (39.6%)
Consumer Discretionary - (9.1%)
Brinker International, Inc.	(5,909)	(278,727)
Dave & Buster’s Entertainment, Inc.*	(8,256)	(405,782)
Dillard’s, Inc., Class A	(1,849)	(148,419)
Dorman Products, Inc.*	(3,950)	(294,986)
Helen of Troy, Ltd.*	(2,194)	(251,323)
Imax Corp. (Canada)*	(14,887)	(329,003)
La-Z-Boy, Inc.	(5,360)	(163,480)
Party City Holdco, Inc.*	(23,682)	(372,991)
Royal Caribbean Cruises, Ltd.	(3,208)	(361,734)
Service Corp International	(9,470)	(372,645)
Total Consumer Discretionary		(2,979,090)
Consumer Staples - (4.4%)
Conagra Brands, Inc.	(14,039)	(515,371)
Dean Foods Co.	(34,612)	(339,890)
Energizer Holdings, Inc.	(2,588)	(164,804)
Kellogg Co.	(6,072)	(431,294)
Total Consumer Staples		(1,451,359)
Financials - (1.1%)
Canadian Imperial Bank of Commerce (Canada)	(3,940)	(359,578)
Health Care - (2.2%)
Mallinckrodt PLC *	(17,095)	(400,878)
Prestige Brands Holdings, Inc.*	(9,224)	(329,573)
Total Health Care		(730,451)
Industrials - (8.5%)
ACCO Brands Corp.	(27,353)	(350,118)
ADT, Inc.	(35,678)	(321,459)
Deere & Co.	(1,106)	(160,138)
Echo Global Logistics, Inc.*	(6,190)	(213,246)

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - (8.5%) (continued)
Ennis, Inc.	(20,504)	$(445,962)
Healthcare Services Group, Inc.	(6,019)	(242,325)
LSC Communications, Inc.	(22,210)	(333,594)
Quad/Graphics, Inc.	(16,414)	(337,472)
Snap-on, Inc.	(2,392)	(405,659)
Total Industrials		(2,809,973)
Information Technology - (2.8%)
HP, Inc.	(23,588)	(544,411)
Stratasys, Ltd.*	(19,309)	(374,981)
Total Information Technology		(919,392)
Materials - (2.6%)
Domtar Corp.	(10,756)	(518,654)
Louisiana-Pacific Corp.	(12,467)	(335,612)
Total Materials		(854,266)
Real Estate - (5.1%)
Canadian Apartment Properties, REIT (Canada)	(11,904)	(396,693)
Realty Income Corp., REIT	(7,368)	(410,913)

	Shares	Value
The St Joe Co.*	(29,830)	$(526,500)
Welltower, Inc., REIT	(5,218)	(326,647)
Total Real Estate		(1,660,753)
Telecommunication Services - (3.8%)
AT&T, Inc.	(15,332)	(490,164)
Consolidated Communications Holdings, Inc.	(31,548)	(401,922)
Sprint Corp.*	(65,508)	(355,708)
Total Telecommunication Services		(1,247,794)
Total Common Stocks (Proceeds $(12,132,931))		(13,012,656)
Exchange Traded Funds - (2.5%)
United States Natural Gas Fund, L.P.*	(15,933)	(363,432)
United States Oil Fund, L.P.*	(32,286)	(461,044)
Total Exchange Traded Funds (Proceeds $(805,498))		(824,476)
Total Short Sales - (42.1%) (Proceeds $(12,938,429))		(13,837,132)
Other Assets, less Liabilities - 43.5%		14,319,672
Net Assets - 100.0%		$32,892,595

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of July 31, 2018, value of securities held in the segregated account was $6,316,941.

[2]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$32,065,533	—	—	$32,065,533
Short-Term Investments
Other Investment Companies	344,522	—	—	344,522

Total Assets	32,410,055	—	—	32,410,055

Liabilities
Common Stocks†	(13,012,656)	—	—	(13,012,656)
Exchange Traded Funds†	(824,476)	—	—	(824,476)

Total Liabilities	(13,837,132)	—	—	(13,837,132)

Net Investments in Securities	$18,572,923	—	—	$18,572,923

†

All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 7.5%
Darden Restaurants, Inc.	7,246	$774,887
The Home Depot, Inc.	1,576	311,291
McDonald’s Corp.	2,968	467,579
PulteGroup, Inc.	17,481	498,034
Six Flags Entertainment Corp.	8,153	529,537
Taylor Wimpey PLC (United Kingdom)	136,874	314,106
Total Consumer Discretionary		2,895,434
Consumer Staples - 6.8%
Altria Group, Inc.	8,593	504,237
Nestle SA (Switzerland)	12,790	1,042,300
Philip Morris International, Inc.	2,761	238,274
The Procter & Gamble Co.	3,318	268,360
Swedish Match AB (Sweden)	6,400	349,871
Unilever NV (United Kingdom)	4,157	238,861
Total Consumer Staples		2,641,903
Energy - 10.4%
BP PLC (United Kingdom)	57,384	431,264
Energy Transfer Equity LP, (MLP)	16,681	303,761
Eni SpA (Italy)	19,100	367,645
Enterprise Products Partners LP, (MLP)	8,906	258,274
Equinor ASA, Sponsored ADR (Norway)	14,333	379,251
Noble Energy, Inc.	8,183	295,325
Royal Dutch Shell PLC, Class A (Netherlands)	25,670	879,626
Suncor Energy, Inc. (Canada)	7,279	306,526
Targa Resources Corp.	5,799	296,155
TOTAL SA (France)	7,585	494,732
Total Energy		4,012,559
Financials - 8.3%
Allianz SE (Germany)	1,600	354,006
AXA SA (France)	10,075	253,860
Bank of America Corp.	34,407	1,062,488
JPMorgan Chase & Co.	6,500	747,175
NN Group NV (Netherlands)	6,646	293,600
Royal Bank of Canada (Canada)	6,253	488,137
Total Financials		3,199,266
Health Care - 12.4%
AbbVie, Inc.	6,734	621,077
Amgen, Inc.	2,142	421,010
AstraZeneca PLC (United Kingdom)	5,266	405,355
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	9,291	451,728

	Shares	Value
Johnson & Johnson	6,328	$838,587
Medtronic PLC (Ireland)	4,697	423,810
Novo Nordisk, Sponsored ADR (Denmark)	10,151	505,215
Pfizer, Inc.	10,145	405,090
Stryker Corp.	2,763	451,060
UnitedHealth Group, Inc.	1,097	277,782
Total Health Care		4,800,714
Industrials - 8.7%
Bouygues SA (France)	12,125	532,460
Ferrovial SA (Spain)	25,599	528,387
Illinois Tool Works, Inc.	3,938	564,433
Lockheed Martin Corp.	1,057	344,688
Raytheon Co.	1,925	381,208
Republic Services, Inc.	4,459	323,188
Sojitz Corp. (Japan)	102,201	371,059
Waste Management, Inc.	3,706	333,540
Total Industrials		3,378,963
Information Technology - 19.5%
Accenture PLC, Class A (Ireland)	3,427	546,024
Amadeus IT Group SA (Spain)	4,587	391,297
Analog Devices, Inc.	3,181	305,821
Apple, Inc.	5,082	967,054
Broadcom, Inc.	2,255	500,091
Cisco Systems, Inc.	10,967	463,794
Infineon Technologies AG (Germany)	21,700	574,674
Intel Corp.	5,265	253,247
Lam Research Corp.	2,855	544,277
Microsoft Corp.	11,447	1,214,298
Paychex, Inc.	5,763	397,762
Texas Instruments, Inc.	5,439	605,469
Tokyo Electron, Ltd. (Japan)	2,470	432,991
Xilinx, Inc.	5,137	370,224
Total Information Technology		7,567,023
Materials - 7.0%
Air Products & Chemicals, Inc.	1,600	262,672
BASF SE (Germany)	6,835	655,190
BHP Billiton Ltd. (Australia)	18,800	490,990
Boliden AB (Sweden)	9,606	285,949
DowDuPont, Inc.	5,620	386,487
Mondi PLC (United Kingdom)	14,100	387,684
Stora Enso OYJ, Class R (Finland)	15,321	252,833
Total Materials		2,721,805

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 6.4%
CubeSmart, REIT	8,377	$254,326
Iron Mountain, Inc., REIT	7,458	261,850
LEG Immobilien AG (Germany)	6,100	686,100
Medical Properties Trust, Inc., REIT	27,427	395,223
TAG Immobilien AG (Germany)	38,648	873,639
Total Real Estate		2,471,138
Telecommunication Services - 3.4%
AT&T, Inc.	14,349	458,738
BCE, Inc. (Canada)	7,570	321,689
Telenor ASA (Norway)	13,217	258,551
TELUS Corp. (Canada)	7,340	268,299
Total Telecommunication Services		1,307,277
Utilities - 7.6%
American Water Works Co., Inc.	3,289	290,254
Duke Energy Corp.	9,120	744,374
Exelon Corp.	13,628	579,190

	Shares	Value
Iberdrola SA (Spain)	61,000	$474,267
Veolia Environnement SA (France)	19,700	449,528
WEC Energy Group, Inc.	5,998	398,087
Total Utilities		2,935,700
Total Common Stocks (Cost $33,485,423)		37,931,782
Short-Term Investments - 1.8%
Other Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[1]	678,132	678,132
Total Short-Term Investments (Cost $678,132)		678,132
Total Investments - 99.8% (Cost $34,163,555)		38,609,914
Other Assets, less Liabilities - 0.2%		91,001
Net Assets - 100.0%		$38,700,915

[1]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
LP	Limited Partnership

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$6,168,061	$1,398,962	—	$7,567,023
Health Care	4,395,359	405,355	—	4,800,714
Energy	1,839,292	2,173,267	—	4,012,559
Industrials	1,947,057	1,431,906	—	3,378,963
Financials	2,297,800	901,466	—	3,199,266
Utilities	2,011,905	923,795	—	2,935,700
Consumer Discretionary	2,581,328	314,106	—	2,895,434
Materials	649,159	2,072,646	—	2,721,805
Consumer Staples	1,249,732	1,392,171	—	2,641,903
Real Estate	911,399	1,559,739	—	2,471,138
Telecommunication Services	1,048,726	258,551	—	1,307,277
Short-Term Investments
Other Investment Companies	678,132	—	—	678,132

Total Investments in Securities	$25,777,950	$12,831,964	—	$38,609,914

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Country	% of Long-Term Investments
Australia	1.3
Canada	3.6
Denmark	1.3
Finland	0.7
France	4.6
Germany	9.5
Ireland	2.5
Italy	1.0
Japan	2.1

Country	% of Long-Term Investments
Netherlands	3.1
Norway	1.7
Spain	3.7
Sweden	1.7
Switzerland	2.7
United Kingdom	4.7
United States	55.8

100.0

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 20.6%
ABC-Mart, Inc. (Japan)	306,500	$16,608,423
Bandai Namco Holdings, Inc. (Japan)	655,000	26,205,565
Cie Financiere Richemont SA (Switzerland)	311,894	27,315,326
Cineworld Group PLC (United Kingdom)	9,464,735	33,612,319
Ctrip.com International, Ltd., ADR (China)*	527,188	21,693,786
Dignity PLC (United Kingdom)	1,460,945	19,373,972
Gestamp Automocion SA (Spain)[1]	3,990,608	30,075,021
Informa PLC (United Kingdom)	5,014,164	51,938,719
JD.com, Inc., ADR (China)*	1,807,920	64,832,011
KOMEDA Holdings Co., Ltd. (Japan)	1,047,700	20,128,484
Matas A/S (Denmark)[2]	704,928	5,667,211
MGM China Holdings, Ltd. (Macau)	17,041,600	36,754,919
Pandora A/S (Denmark)	317,448	22,542,708
Sony Corp. (Japan)	848,500	45,604,199
Vivendi SA (France)	909,077	23,553,243
Total Consumer Discretionary		445,905,906
Consumer Staples - 14.7%
Ain Holdings, Inc. (Japan)	265,700	19,742,073
Anheuser-Busch InBev SA/NV (Belgium)	712,995	72,556,918
Asahi Group Holdings, Ltd. (Japan)	639,200	31,068,184
cocokara fine, Inc. (Japan)	340,400	19,977,473
Danone SA (France)	383,088	30,076,983
Japan Tobacco, Inc. (Japan)	2,359,600	67,153,530
Nestle SA (Switzerland)	614,259	50,058,023
Ontex Group NV (Belgium)	887,684	26,839,681
Total Consumer Staples		317,472,865
Energy - 3.6%
Royal Dutch Shell PLC, Class B (Netherlands)	1,814,336	63,550,788
Z Energy, Ltd. (New Zealand)	2,923,327	14,316,059
Total Energy		77,866,847
Financials - 15.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,448,940	32,591,256
BPER Banca (Italy)[2]	3,585,993	19,963,512
Mizrahi Tefahot Bank, Ltd. (Israel)	933,413	18,151,997
Moscow Exchange MICEX-RTS PJSC (Russia)	20,394,569	33,619,543
Nordea Bank AB (Sweden)	2,917,964	31,011,726
Prudential PLC (United Kingdom)	1,824,496	43,046,077
Saga PLC (United Kingdom)	13,548,287	22,092,628
Shinsei Bank, Ltd. (Japan)	2,092,700	32,960,185
Sompo Holdings, Inc. (Japan)	1,083,000	44,017,630
Standard Chartered PLC (United Kingdom)	3,261,205	29,407,244

	Shares	Value
UBS Group AG (Switzerland)	2,205,246	$36,246,391
Total Financials		343,108,189
Health Care - 10.1%
GlaxoSmithKline PLC (United Kingdom)	2,795,742	58,067,941
Grifols SA, ADR (Spain)	1,087,131	22,590,582
LivaNova PLC (United Kingdom)*	632,939	69,705,572
Miraca Holdings, Inc. (Japan)	721,000	20,953,835
Orpea (France)	251,232	34,500,663
Primary Health Care, Ltd. (Australia)	5,248,440	13,716,549
Total Health Care		219,535,142
Industrials - 14.4%
Bollore SA (France)	5,494,128	25,543,628
CK Hutchison Holdings, Ltd. (Hong Kong)	4,058,248	44,172,749
DSV A/S (Denmark)	258,212	21,632,567
Elis SA (France)	1,522,673	34,951,867
Fujitec Co., Ltd. (Japan)	1,453,900	20,779,772
Jardine Strategic Holdings, Ltd. (Hong Kong)	877,444	35,051,862
Obrascon Huarte Lain SA (Spain)	2,830,820	9,966,527
Safran SA (France)	539,012	66,839,187
SEEK, Ltd. (Australia)	1,459,306	23,211,969
Vinci SA (France)	287,036	28,881,946
Total Industrials		311,032,074
Information Technology - 8.0%
ams AG (Austria)	197,185	14,186,263
ASML Holding NV (Netherlands)	256,440	54,921,084
Computershare, Ltd. (Australia)	2,079,056	28,141,506
Nokia OYJ (Finland)	4,596,814	24,949,818
Siltronic AG (Germany)	127,524	22,241,814
Sophos Group PLC (United Kingdom)[1]	4,407,970	27,918,191
Total Information Technology		172,358,676
Materials - 3.4%
KAZ Minerals PLC (United Kingdom)*	1,765,279	19,550,634
Oci NV (Netherlands)*,2	1,788,821	54,080,285
Total Materials		73,630,919
Real Estate - 1.0%
Merlin Properties Socimi SA, REIT (Spain)	1,485,034	21,936,195
Telecommunication Services - 6.2%
Inmarsat PLC (United Kingdom)	6,924,759	51,740,578
PCCW, Ltd. (Hong Kong)	60,586,309	35,380,797
SoftBank Group Corp. (Japan)	565,900	47,265,224
Total Telecommunication Services		134,386,599

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 0.7%
Rubis SCA (France)	248,002	$14,626,636
Total Common Stocks (Cost $1,962,309,902)		2,131,860,048

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 2.2%[3]
Cantor Fitzgerald Securities, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $11,315,597 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 8.000%, 09/01/18 - 06/20/68, totaling $11,541,290)	$11,314,990	11,314,990
Citibank N.A., dated 07/31/18, due 08/01/18, 1.930% total to be received $10,634,630 (collateralized by various U.S. Government Agency Obligations, 2.405% - 6.000%, 07/01/24 - 06/01/48, totaling $10,851,101)	10,634,060	10,634,060
Deutsche Bank Securities, Inc., dated 07/31/18, due 08/01/18, 1.950% total to be received $3,060,712 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.750% - 5.500%, 05/31/23 - 03/20/47, totaling $3,121,757)	3,060,546	3,060,546

	Principal Amount	Value
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $11,315,597 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 - 06/20/68, totaling $11,541,290)	$11,314,990	$11,314,990
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $11,315,593 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 - 09/09/49, totaling $11,541,290)	11,314,990	11,314,990
Total Joint Repurchase Agreements		47,639,576

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	12,503,722	12,503,722
Total Short-Term Investments (Cost $60,143,298)		60,143,298
Total Investments - 101.4% (Cost $2,022,453,200)		2,192,003,346
Other Assets, less Liabilities - (1.4)%		(30,038,564)
Net Assets - 100.0%		$2,161,964,782

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2018, the value of these securities amounted to $57,993,212 or 2.7% of net assets.

[2]	Some or all of these securities, amounting to $45,965,933 or 2.1% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$86,525,797	$359,380,109	—	$445,905,906
Financials	—	343,108,189	—	343,108,189
Consumer Staples	—	317,472,865	—	317,472,865
Industrials	—	311,032,074	—	311,032,074
Health Care	92,296,154	127,238,988	—	219,535,142
Information Technology	—	172,358,676	—	172,358,676
Telecommunication Services	—	134,386,599	—	134,386,599
Energy	—	77,866,847	—	77,866,847
Materials	—	73,630,919	—	73,630,919
Real Estate	—	21,936,195	—	21,936,195
Utilities	—	14,626,636	—	14,626,636
Short-Term Investments
Joint Repurchase Agreements	—	47,639,576	—	47,639,576
Other Investment Companies	12,503,722	—	—	12,503,722

Total Investments in Securities	$191,325,673	$2,000,677,673	—	$2,192,003,346

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of July 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(88,237,105)	$88,237,105	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	3.1
Austria	0.7
Belgium	4.7
China	4.1
Denmark	2.3
Finland	1.2
France	12.1
Germany	1.0
Hong Kong	5.4
Israel	0.8
Italy	0.9
Japan	19.3
Macau	1.7
Netherlands	8.1
New Zealand	0.7
Russia	1.6
Spain	5.5
Sweden	1.5
Switzerland	5.3
United Kingdom	20.0

100.0

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 92.3%
Consumer Discretionary - 12.3%
Asian Pay Television Trust (Singapore)	43,200	$13,179
Basso Industry Corp. (Taiwan)	25,000	55,295
China Lilang, Ltd. (China)	182,000	222,354
China Yongda Automobiles Services Holdings, Ltd. (China)	261,000	212,520
China ZhengTong Auto Services Holdings, Ltd. (China)	95,500	56,844
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	52,000	91,028
EGL Holdings Co., Ltd. (Hong Kong)	74,000	8,108
Fila Korea, Ltd. (South Korea)	4,870	138,281
Golden Eagle Retail Group, Ltd. (China)	49,000	58,681
Great Wall Motor Co., Ltd., Class H (China)	44,000	31,716
Haier Electronics Group Co., Ltd. (Hong Kong)*	24,000	70,189
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd. (Hong Kong)	78,500	46,006
Kangwon Land, Inc. (South Korea)	4,382	101,768
Nameson Holdings, Ltd. (Hong Kong)	314,000	54,088
Skyworth Digital Holdings, Ltd. (Hong Kong)	111,225	43,567
Wonderful Sky Financial Group Holdings, Ltd. (Hong Kong)*	214,000	35,072
Total Consumer Discretionary		1,238,696
Consumer Staples - 2.4%
BGF retailCo., Ltd. (South Korea)	1,197	180,837
Convenience Retail Asia, Ltd. (Hong Kong)	118,000	52,317
Lotte Confectionery Co., Ltd. (South Korea)	90	12,718
Total Consumer Staples		245,872
Energy - 1.2%
PetroChina Co., Ltd., Class H (China)	122,000	92,909
Pryce Corp. (Philippines)	222,500	25,767
Total Energy		118,676
Financials - 21.7%
Bangkok Bank PCL, NVDR (Thailand)	9,800	60,771
Bank Pan Indonesia (Indonesia)*	139,800	7,514
BFI Finance Indonesia (Indonesia)	593,200	25,505
BOC Hong Kong Holdings, Ltd. (Hong Kong)	10,500	50,961
China Construction Bank Corp., Class H (China)	616,000	563,199
Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	82,000	50,240
DBS Group Holdings, Ltd. (Singapore)	7,900	155,435
Dongbu Insurance Co., Ltd. (South Korea)	2,520	145,337
Far East Horizon, Ltd. (Hong Kong)	308,000	296,599

	Shares	Value
Fubon Financial Holding Co., Ltd. (Taiwan)	62,000	$102,861
HSBC Holdings (United Kingdom)	16,800	160,671
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	3,103	101,764
Metropolitan Bank & Trust Co. (Philippines)	48,959	68,024
Panin Financial (Indonesia)*	3,695,200	52,320
PICC Property & Casualty Co., Ltd., Class H (China)	18,000	20,339
Ping An Insurance Group Co. of China, Ltd., Class H (China)	34,500	321,170
Total Financials		2,182,710
Health Care - 1.5%
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (China)	57,800	153,469
Industrials - 17.1%
Acset Indonusa (Indonesia)	339,100	60,201
Asia Aviation PCL, NVDR (Thailand)	56,000	7,711
BOC Aviation, Ltd. (Singapore)[1]	35,900	226,123
CB Industrial Product Holding (Malaysia)	36,500	11,313
China Communications Construction Co., Ltd., Class H (China)	44,000	48,741
China Machinery Engineering Corp., Class H (China)	167,000	89,472
China State Construction International Holdings, Ltd. (Hong Kong)	114,000	135,911
EEI Corp. (Philippines)*	35,100	7,125
FSE Engineering Holdings, Ltd. (Hong Kong)	84,000	29,270
Garuda Maintenance Facility Aero Asia (Indonesia)	1,280,900	22,918
Guangdong Provincial Expressway Development Co., Ltd., Class B (China)	60,818	48,744
Haitian International Holdings, Ltd. (China)	71,000	167,345
Kerry TJ Logistics Co., Ltd. (Taiwan)	29,000	37,967
PP Persero (Indonesia)	320,900	46,351
Qilu Expressway Co., Ltd. (China)*	110,000	29,991
Qingdao Port International Co., Ltd., Class H (China)*,1	358,000	261,114
SITC International Holdings Co., Ltd. (Hong Kong)	188,000	182,509
TK Group Holdings, Ltd. (China)	184,000	153,118
Total Bangun Persada (Indonesia)	369,700	16,292
TURVO International Co., Ltd. (Taiwan)	15,000	54,949
Waskita Karya Persero (Indonesia)	372,100	54,806
Zhejiang Expressway Co., Ltd., Class H (China)	40,000	33,974
Total Industrials		1,725,945
Information Technology - 9.1%
Chipbond Technology Corp. (Taiwan)	10,000	21,559

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 9.1% (continued)
FLEXium Interconnect, Inc. (Taiwan)	37,148	$131,278
Goldpac Group, Ltd. (Hong Kong)	288,000	73,852
King Yuan Electronics Co., Ltd. (Taiwan)	113,000	97,655
KoMiCo, Ltd. (South Korea)	667	19,203
MediaTek, Inc. (Taiwan)	5,000	41,583
Parade Technologies, Ltd. (Taiwan)	2,000	30,479
Powertech Technology, Inc. (Taiwan)	4,000	11,334
Primax Electronics, Ltd. (Taiwan)	14,000	26,375
SDI Corp. (Taiwan)	7,000	18,691
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	40,000	319,829
TechWing, Inc. (South Korea)	2,516	35,120
Transtech Optelecom Science Holdings, Ltd. (Hong Kong)*	196,000	51,690
V One Tech Co., Ltd. (South Korea)*	808	25,871
Yageo Corp. (Taiwan)	600	15,358
Total Information Technology		919,877
Materials - 1.5%
Lee & Man Chemical Co., Ltd. (Hong Kong)	132,000	105,882
Samyang Packaging Corp. (South Korea)*	2,792	45,593
Total Materials		151,475
Real Estate - 17.4%
AP Thailand PCL (Thailand)	211,100	58,410
Bekasi Fajar Industrial Estate (Indonesia)	2,970,600	49,499
CapitaLand Retail China Trust, REIT (Singapore)	31,540	35,927
China Vanke Co. Ltd., Class H (China)	15,200	48,666
CIFI Holdings Group Co., Ltd. (China)	142,000	92,764
City Developments Ltd. (Singapore)	3,300	24,324
CK Asset Holdings, Ltd. (Hong Kong)	25,000	191,462
CSI Properties, Ltd. (Hong Kong)	2,250,000	126,144
Far East Consortium International, Ltd. (Hong Kong)	405,179	227,274
Hopefluent Group Holdings, Ltd. (China)	140,000	54,965
Longfor Group Holdings, Ltd. (China)	163,500	461,275
Mah Sing Group (Malaysia)	175,500	56,226
Megaworld Corp. (Philippines)	101,000	8,835
Propnex, Ltd. (Singapore)*	21,087	10,068
Puradelta Lestari (Indonesia)	2,572,800	22,291
Supalai PCL (Thailand)*	71,700	51,327
Times Property Holdings, Ltd. (China)	148,000	189,190
Viva Industrial Trust (Singapore)	69,000	45,656
Total Real Estate		1,754,303

	Shares	Value
Telecommunication Services - 3.7%
China Mobile, Ltd. (Hong Kong)	4,000	$36,134
HKBN, Ltd. (Hong Kong)	105,500	163,464
Indosat (Indonesia)	84,500	20,576
Link Net (Indonesia)	213,400	62,465
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	14,500	15,002
XL Axiata (Indonesia)*	406,500	77,745
Total Telecommunication Services		375,386
Utilities - 4.4%
CGN New Energy Holdings Co., Ltd. (Hong Kong)	282,000	46,025
China Longyuan Power Group Corp., Ltd., Class H (China)	102,000	95,007
China Resources Power Holdings Co., Ltd. (Hong Kong)	154,000	297,475
Total Utilities		438,507
Total Common Stocks (Cost $8,792,426)		9,304,916
Preferred Stocks - 2.3%
Information Technology - 2.3%
Samsung Electronics Co., Ltd. (South Korea)	6,850	235,162
Real Estate - 0.0%#
SP Setia Group (Malaysia)*	12,760	2,668
Total Preferred Stocks (Cost $184,590)		237,830
Participation Notes - 2.6%
Consumer Discretionary - 2.6%
Midea Group Co., Ltd. (HSBC Securities) (China)	21,500	150,324
Qingdao Haier Co, Ltd. (HSBC Securities) (China)	44,800	113,608
Total Participation Notes (Cost $189,977)		263,932
Warrants - 0.1%
Energy - 0.0%#
Ezion Holdings, Ltd. (exercise price 0.45 Singapore Dollar), 04/24/20 (Singapore)*	18,520	54
Real Estate - 0.1%
Supalai PCL, (exercise price 4.00 Thia Baht), 10/19/18 (Thailand)*	15,900	9,128
Total Warrants (Cost $5,535)		9,182
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[2]	68,502	68,502
Total Short-Term Investments (Cost $68,502)		68,502

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

Value
Total Investments - 98.0% (Cost $9,241,030)	$9,884,362
Other Assets, less Liabilities - 2.0%	200,950
Net Assets - 100.0%	$10,085,312

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2018, the value of these securities amounted to $487,237 or 4.8% of net assets.

[2]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$33,019	$2,149,691	—	$2,182,710
Real Estate	10,068	1,744,235	—	1,754,303
Industrials	287,580	1,438,365	—	1,725,945
Consumer Discretionary	145,142	1,093,554	—	1,238,696
Information Technology	51,690	868,187	—	919,877
Utilities	—	438,507	—	438,507
Telecommunication Services	—	375,386	—	375,386
Consumer Staples	233,154	12,718	—	245,872
Health Care	—	153,469	—	153,469
Materials	—	151,475	—	151,475
Energy	25,767	92,909	—	118,676
Preferred Stocks
Information Technology	—	235,162	—	235,162
Real Estate	2,668	—	—	2,668
Participation Notes
Consumer Discretionary	—	263,932	—	263,932
Warrants
Energy	54	—	—	54
Real Estate	9,128	—	—	9,128
Short-Term Investments
Other Investment Companies	68,502	—	—	68,502

Total Investments in Securities	$866,772	$9,017,590	—	$9,884,362

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

As of July 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$259,373	$(445,692)	$445,692	$(259,373)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

Country	% of Long-Term Investments
China	38.9
Hong Kong	24.8
Indonesia	5.3
Malaysia	0.7
Philippines	1.1
Singapore	5.2
South Korea	10.6
Taiwan	9.8
Thailand	1.9
United Kingdom	1.7

100.0

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 59.7%
Consumer Discretionary - 8.4%
Booking Holdings, Inc.*	195	$395,600
Dollar Tree, Inc.*	4,000	365,120
Lowe’s Cos., Inc.	2,800	278,152
Starbucks Corp.	6,000	314,340
Ulta Beauty, Inc.*	1,650	403,244
Total Consumer Discretionary		1,756,456
Consumer Staples - 12.6%
The Coca-Cola Co.	10,000	466,300
Colgate-Palmolive Co.	4,000	268,040
The Kraft Heinz Co.	6,000	361,500
Mondelez International, Inc., Class A	10,000	433,800
Monster Beverage Corp.*	7,200	432,144
PepsiCo, Inc.	3,400	391,000
The Procter & Gamble Co.	3,500	283,080
Total Consumer Staples		2,635,864
Financials - 5.2%
The Charles Schwab Corp.	7,200	367,632
Intercontinental Exchange, Inc.	4,200	310,422
S&P Global, Inc.	2,000	400,880
Total Financials		1,078,934
Health Care - 17.2%
Abbott Laboratories	10,000	655,400
Becton Dickinson & Co.	2,500	625,925
Edwards Lifesciences Corp.*	2,500	356,125
Merck & Co., Inc.	6,500	428,155
Pfizer, Inc.	4,000	159,720
Quest Diagnostics, Inc.	2,500	269,300
Teleflex, Inc.	750	204,532
Thermo Fisher Scientific, Inc.	1,800	422,154
UnitedHealth Group, Inc.	1,900	481,118
Total Health Care		3,602,429
Industrials - 1.3%
Honeywell International, Inc.	1,700	271,405
Information Technology - 10.7%
Accenture PLC, Class A (Ireland)	1,246	198,525
Activision Blizzard, Inc.	2,400	176,208
Alphabet, Inc., Class A*	330	404,983
eBay, Inc.*	5,000	167,250
Fidelity National Information Services, Inc.	1,500	154,695
FleetCor Technologies, Inc.*	800	173,600
Mastercard, Inc., Class A	500	99,000

	Shares	Value
Microsoft Corp.	4,000	$424,320
QUALCOMM, Inc.	3,000	192,270
Visa, Inc., Class A	1,750	239,295
Total Information Technology		2,230,146
Materials - 3.2%
Air Products & Chemicals, Inc.	1,700	279,089
The Sherwin-Williams Co.	875	385,639
Total Materials		664,728
Real Estate - 1.1%
American Tower Corp., REIT	1,500	222,360
Total Common Stocks (Cost $10,945,666)		12,462,322

	Principal Amount
Corporate Bonds and Notes - 21.2%
Financials - 10.4%
Bank of America Corp.
Series L
2.650%, 04/01/19	$200,000	200,035
Berkshire Hathaway, Inc.
3.125%, 03/15/26	225,000	218,528
Chubb INA Holdings, Inc.
2.300%, 11/03/20	200,000	196,535
General Electric Co.
4.375%, 09/16/20	200,000	204,827
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	200,000	198,292
JPMorgan Chase & Co.
4.350%, 08/15/21	225,000	230,635
State Street Corp.
2.550%, 08/18/20[1]	250,000	247,773
US Bancorp, MTN
2.950%, 07/15/22	200,000	195,650
Visa, Inc.
3.150%, 12/14/25	250,000	243,252
Wells Fargo & Co.
Series N
2.150%, 01/30/20	250,000	246,684
Total Financials		2,182,211
Industrials - 10.8%
Alphabet, Inc.
3.625%, 05/19/21	200,000	204,078
Apple, Inc.
3.450%, 05/06/24	250,000	251,493
Cisco Systems, Inc.
1.850%, 09/20/21[1]	200,000	193,119
Honeywell International, Inc.
2.500%, 11/01/26	250,000	231,881

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 10.8% (continued)
Johnson & Johnson
5.950%, 08/15/37	$150,000	$193,099
Merck & Co., Inc.
2.350%, 02/10/22	250,000	244,108
Microsoft Corp.
3.125%, 11/03/25	250,000	245,930
Oracle Corp.
2.500%, 10/15/22	250,000	242,884
QUALCOMM, Inc.
2.250%, 05/20/20[1]	250,000	246,281
United Parcel Service, Inc.
3.125%, 01/15/21[1]	200,000	200,392
Total Industrials		2,253,265
Total Corporate Bonds and Notes (Cost $4,521,896)		4,435,476
U.S. Government and Agency Obligations -13.2%
Fannie Mae - 0.1%
Fannie Mae,
6.000%, 11/01/35	7,403	8,033
7.500%, 02/01/35 to 04/01/35	7,998	8,339
Total Fannie Mae		16,372
Freddie Mac - 0.0%#
Freddie Mae Gold,
5.500%, 12/01/20	1,732	1,767
Ginnie Mae - 0.0%#
Ginnie Mae,
5.500%, 02/15/39	3,144	3,379
U.S. Treasury Obligations - 13.1%
U.S. Treasury Notes,
1.375%, 09/30/18	175,000	174,824

	Principal Amount	Value
U.S. Treasury Notes,
1.500%, 01/31/19 to 08/15/26	$500,000	$470,856
1.875%, 05/31/22	200,000	193,273
2.125%, 05/15/25	240,000	228,267
2.375%, 05/15/27	225,000	215,060
2.500%, 05/15/24	250,000	244,849
2.750%, 02/15/28	250,000	245,659
U.S. Treasury Bonds,
2.750%, 11/15/42	250,000	236,182
3.125%, 11/15/41	175,000	176,753
3.500%, 02/15/39	300,000	321,615
5.375%, 02/15/31	175,000	218,699
Total U.S. Treasury Obligations		2,726,037
Total U.S. Government and Agency Obligations (Cost $2,827,982)		2,747,555
Short-Term Investments - 7.5%
Joint Repurchase Agreements - 0.4%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $87,503 (collateralized by various U.S. Government Agency Obligations, 2.125% - 2.625%, 05/31/20 - 02/29/24, totaling $89,248)	87,498	87,498

	Shares
Other Investment Companies - 7.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	1,467,946	1,467,946
Total Short-Term Investments (Cost $1,555,444)		1,555,444
Total Investments - 101.6% (Cost $19,850,988)		21,200,797
Other Assets, less Liabilities - (1.6)%		(334,128)
Net Assets - 100.0%		$20,866,669

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $84,958 or 0.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$12,462,322	—	—	$12,462,322
Corporate Bonds and Notes††	—	$4,435,476	—	4,435,476
U.S. Government and Agency Obligations††	—	2,747,555	—	2,747,555
Short-Term Investments
Joint Repurchase Agreements	—	87,498	—	87,498
Other Investment Companies	1,467,946	—	—	1,467,946

Total Investments in Securities	$13,930,268	$7,270,529	—	$21,200,797

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 25, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 25, 2018